UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM QMA Emerging Markets Equity Fund and PGIM QMA International Developed Markets Index Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	4/30/2019

Item 1 – Reports to Stockholders

PGIM QMA EMERGING MARKETS EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 4/30/19	Average Annual Total Returns as of 4/30/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	9.72	–8.51	10.59 (11/29/16)
MSCI Emerging Markets Index
	13.76	–5.04	12.14
Lipper Emerging Markets Funds Average
	13.57	–5.59	10.43

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Lipper Emerging Markets Funds Average—The Lipper Emerging Markets Funds Average (Lipper Average) is comprised of funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM QMA Emerging Markets Equity Fund	3

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 04/30/19 (%)
Tencent Holdings Ltd., Interactive Media & Services	5.2
Alibaba Group Holding Ltd., Internet & Direct Marketing Retail	4.1
Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment	3.2
Samsung Electronics Co. Ltd., Technology Hardware, Storage & Peripherals	2.9
China Construction Bank Corp. (Class H Stock), Banks	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 04/30/19 (%)
Banks	17.7
Oil, Gas & Consumable Fuels	7.2
Interactive Media & Services	6.4
Internet & Direct Marketing Retail	6.4
Semiconductors & Semiconductor Equipment	4.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Emerging Markets Equity Fund	5

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Emerging Markets Equity Fund	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,097.20	1.20%	$6.24
Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS 95.4%

Brazil 5.1%
Atacadao SA	2,200	$11,911
B3 SA-Brasil Bolsa Balcao	11,200	98,687
Banco Bradesco SA	6,613	52,267
Banco do Brasil SA	21,300	269,272
Banco Santander Brasil SA, UTS	17,000	196,182
Centrais Eletricas Brasileiras SA	1,200	10,038
Engie Brasil Energia SA	10,925	124,209
Hypera SA	7,700	55,456
IRB Brasil Resseguros SA	6,500	156,570
Lojas Renner SA	4,100	48,433
Magazine Luiza SA	4,500	217,994
Petrobras Distribuidora SA	6,600	39,521
Petroleo Brasileiro SA	16,600	127,047
Porto Seguro SA	4,100	56,851
Vale SA	5,632	72,161

		1,536,599

Chile 1.2%
Cencosud SA	82,442	156,412
Cia Cervecerias Unidas SA	10,510	145,244
Colbun SA	198,200	44,305
Enel Americas SA	158,155	27,752

		373,713

China 32.8%
3SBio, Inc., 144A	7,000	12,999
Agricultural Bank of China Ltd. (Class H Stock)	156,000	72,055
Alibaba Group Holding Ltd., ADR*	6,600	1,224,762
Angang Steel Co. Ltd. (Class H Stock)	128,000	86,138
Anhui Conch Cement Co. Ltd. (Class H Stock)	40,500	247,931
ANTA Sports Products Ltd.	14,000	98,996
Autohome, Inc., ADR*(a)	2,300	265,627
Baidu, Inc., ADR*	500	83,115
Bank of China Ltd. (Class H Stock)	442,000	210,828
Bank of Communications Co. Ltd. (Class H Stock)	51,000	43,006
Beijing Enterprises Holdings Ltd.	9,500	50,615
Beijing Enterprises Water Group Ltd.*	30,000	18,614
CGN Power Co. Ltd. (Class H Stock), 144A	59,000	15,574
China Communications Services Corp. Ltd. (Class H Stock)	14,000	11,281
China Conch Venture Holdings Ltd.	9,000	30,480
China Construction Bank Corp. (Class H Stock)	552,000	488,369

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	7

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
China Medical System Holdings Ltd.	146,000	$129,708
China Merchants Securities Co. Ltd. (Class A Stock)	5,900	15,379
China Mobile Ltd.	50,500	481,895
China National Building Material Co. Ltd. (Class H Stock)	232,000	216,500
China Pacific Insurance Group Co. Ltd. (Class H Stock)	14,000	57,496
China Resources Cement Holdings Ltd.	14,000	14,048
China Resources Pharmaceutical Group Ltd., 144A	43,500	61,886
China Resources Power Holdings Co. Ltd.	10,000	14,005
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (Class A Stock)	3,700	16,200
China Shenhua Energy Co. Ltd. (Class H Stock)	18,500	40,955
China State Construction Engineering Corp. Ltd. (Class A Stock)	19,400	17,652
China Telecom Corp. Ltd. (Class H Stock)	406,000	210,333
China Unicom Hong Kong Ltd.	174,000	206,601
CITIC Ltd.	152,000	221,753
CNOOC Ltd.	98,000	177,437
COSCO SHIPPING Ports Ltd.	72,000	71,879
Country Garden Holdings Co. Ltd.	87,000	140,330
Daqin Railway Co. Ltd. (Class A Stock)	12,400	15,694
Far East Horizon Ltd.	145,000	161,638
Fosun International Ltd.	13,500	20,979
Future Land Development Holdings Ltd.	10,000	11,989
Geely Automobile Holdings Ltd.	36,000	72,278
Greenland Holdings Group Co. Ltd. (Class A Stock)	13,100	14,548
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class A Stock)	2,500	16,903
Henan Shuanghui Investment & Development Co. Ltd. (Class A Stock)	4,100	16,905
Hengan International Group Co. Ltd.	13,500	118,953
Industrial & Commercial Bank of China Ltd. (Class H Stock)	373,000	280,244
JD.com, Inc., ADR*	6,200	187,674
Jinke Properties Group Co. Ltd. (Class A Stock)	16,300	18,435
Kangmei Pharmaceutical Co. Ltd. (Class A Stock)	9,500	13,417
Lenovo Group Ltd.	68,000	63,080
Logan Property Holdings Co. Ltd.	8,000	12,762
Longfor Group Holdings Ltd.	8,000	29,548
Luye Pharma Group Ltd., 144A(a)	173,500	157,668
Pinduoduo, Inc., ADR*	2,300	51,129
Ping An Bank Co. Ltd. (Class A Stock)	7,500	15,432
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	32,000	385,794
Sany Heavy Industry Co. Ltd. (Class A Stock)	9,100	16,582
Seazen Holdings Co. Ltd. (Class A Stock)	2,400	14,116
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	10,900	14,620

See Notes to Financial Statements.

8

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	72,000	$70,846
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	4,900	10,266
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	11,000	19,583
Shimao Property Holdings Ltd.	75,500	230,861
Shui On Land Ltd.	454,500	110,855
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	316,000	143,097
Sinotruk Hong Kong Ltd.(a)	82,000	178,017
Sunac China Holdings Ltd.	20,000	103,638
Tencent Holdings Ltd.	31,700	1,568,027
Tencent Music Entertainment Group, ADR*	2,700	46,440
Tongwei Co. Ltd. (Class A Stock)	7,900	16,808
Vipshop Holdings Ltd., ADR*	2,400	20,664
Weichai Power Co. Ltd. (Class H Stock)	144,000	236,205
Wuliangye Yibin Co. Ltd. (Class A Stock)	1,300	19,718
XCMG Construction Machinery Co. Ltd. (Class A Stock)	23,400	15,901
Yum China Holdings, Inc.	5,700	270,978
Zhejiang Chint Electrics Co. Ltd. (Class A Stock)	3,500	13,197
Zoomlion Heavy Industry Science and Technology Co. Ltd. (Class A Stock)	22,600	16,590

		9,856,526

Colombia 0.7%
Bancolombia SA	1,330	16,207
Ecopetrol SA	198,678	183,424

		199,631

Czech Republic 0.7%
Komercni banka A/S	5,361	203,494

Greece 0.9%
Hellenic Telecommunications Organization SA	1,346	18,674
JUMBO SA	10,979	199,402
Motor Oil Hellas Corinth Refineries SA	2,465	62,909

		280,985

Hong Kong 0.1%
Sino Biopharmaceutical Ltd.	36,000	34,626

Hungary 0.2%
OTP Bank Nyrt	1,236	54,815

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

India 8.0%
Adani Ports & Special Economic Zone Ltd.	2,826	$15,975
Bajaj Auto Ltd.	4,629	198,885
Bajaj Finance Ltd.	962	42,903
Bharti Infratel Ltd.	38,028	143,539
Container Corp. Of India Ltd.	1,150	8,165
Dr Reddy’s Laboratories Ltd.	620	26,231
HCL Technologies Ltd.	14,688	250,190
Hindalco Industries Ltd.	59,451	176,418
Housing Development Finance Corp. Ltd.	2,838	81,508
Indiabulls Housing Finance Ltd.	1,530	15,328
Infosys Ltd., ADR	2,200	23,672
Larsen & Toubro Ltd.	2,953	57,332
LIC Housing Finance Ltd.	1,647	11,777
NTPC Ltd.	83,157	160,406
Power Grid Corp. of India Ltd.	74,685	200,405
Reliance Industries Ltd., GDR, 144A	3,298	132,737
Tata Consultancy Services Ltd.	4,896	159,390
Tata Steel Ltd.	20,527	164,675
Tech Mahindra Ltd.	7,449	89,630
Titan Co. Ltd.	7,511	125,270
Vedanta Ltd.	7,265	17,401
Wipro Ltd.	50,080	215,232
Zee Entertainment Enterprises Ltd.	14,930	93,051

		2,410,120

Indonesia 1.9%
Astra International Tbk PT	43,400	23,237
Bank Rakyat Indonesia Persero Tbk PT	544,500	167,153
Bukit Asam Tbk PT*	622,600	173,513
Gudang Garam Tbk PT	32,100	190,379
Kalbe Farma Tbk PT	115,200	12,484

		566,766

Luxembourg 0.0%
Reinet Investments SCA	803	13,511

Malaysia 1.6%
Genting Bhd	11,800	20,124
Genting Malaysia Bhd	16,600	12,771
Petronas Chemicals Group Bhd	85,100	185,197

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Malaysia (cont’d.)
RHB Bank Bhd	150,000	$216,494
Tenaga Nasional Bhd	17,300	51,392

		485,978

Mexico 2.2%
America Movil SAB de CV (Class L Stock)	202,000	149,920
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Class B Stock)	40,600	68,167
El Puerto de Liverpool SAB de CV (Class C1 Stock)	17,400	112,563
Fibra Uno Administracion SA de CV, REIT	17,400	25,791
Gruma SAB de CV (Class B Stock)	17,065	170,580
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	2,000	20,266
Grupo Financiero Inbursa SAB de CV (Class O Stock)	12,600	19,255
Promotora y Operadora de Infraestructura SAB de CV	1,245	12,636
Wal-Mart de Mexico SAB de CV	28,400	83,442

		662,620

Pakistan 0.6%
Oil & Gas Development Co. Ltd.	171,300	170,592

Peru 0.3%
Credicorp Ltd.	400	94,760

Philippines 1.6%
International Container Terminal Services, Inc.	4,810	11,653
Jollibee Foods Corp.	5,850	34,210
PLDT, Inc.	7,930	187,650
SM Prime Holdings, Inc.	316,000	250,758

		484,271

Poland 0.7%
Polski Koncern Naftowy ORLEN SA	540	13,882
Powszechna Kasa Oszczednosci Bank Polski SA	4,848	49,890
Powszechny Zaklad Ubezpieczen SA	13,309	146,515

		210,287

Qatar 0.1%
Masraf Al Rayan QSC	1,992	19,811

Russia 4.2%
Gazprom PJSC	89,470	227,527

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Russia (cont’d.)
Inter RAO UES PJSC	171,000	$10,439
LUKOIL PJSC	3,857	328,806
Magnit PJSC, GDR	2,160	30,965
Magnitogorsk Iron & Steel Works PJSC	12,400	8,484
MMC Norilsk Nickel PJSC	130	28,895
Novolipetsk Steel PJSC	6,090	16,166
Rosneft Oil Co. PJSC	14,720	97,743
Sberbank of Russia PJSC, ADR	22,221	321,729
Tatneft PJSC	11,470	134,628
X5 Retail Group NV, GDR	1,728	52,282

		1,257,664

South Africa 5.8%
Absa Group Ltd.	2,473	28,390
Anglo American Platinum Ltd.	3,019	152,491
Aspen Pharmacare Holdings Ltd.	14,077	101,386
Exxaro Resources Ltd.	16,091	183,864
Kumba Iron Ore Ltd.	7,271	218,036
MultiChoice Group Ltd.*	2,396	21,535
Naspers Ltd. (Class N Stock)	1,662	424,829
Nedbank Group Ltd.	9,706	180,671
Netcare Ltd.	6,499	10,890
Old Mutual Ltd.	27,166	43,664
RMB Holdings Ltd.	3,961	23,144
SPAR Group Ltd. (The)	6,788	92,211
Standard Bank Group Ltd.	20,037	279,495

		1,760,606

South Korea 11.6%
BNK Financial Group, Inc.	2,507	15,045
Cheil Worldwide, Inc.	7,322	159,647
Daelim Industrial Co. Ltd.	1,011	83,949
Fila Korea Ltd.	610	43,176
GS Engineering & Construction Corp.	327	11,393
Hana Financial Group, Inc.	7,799	245,858
Hanwha Chemical Corp.	574	10,144
HLB, Inc.*	172	12,389
Hotel Shilla Co. Ltd.	181	17,900
Hyundai Glovis Co. Ltd.	104	14,200
Hyundai Mobis Co. Ltd.	371	73,813
Industrial Bank of Korea	18,217	220,716
KB Financial Group, Inc.	4,362	172,158
Kia Motors Corp.	6,841	265,708

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
Korea Gas Corp.	948	$37,485
KT&G Corp.	2,666	232,615
LG Uplus Corp.	595	7,291
Lotte Corp.	679	28,485
Orange Life Insurance Ltd., 144A	2,959	90,012
POSCO	1,210	264,572
Samsung C&T Corp.	1,256	110,178
Samsung Electronics Co. Ltd.	22,507	883,840
Samsung Fire & Marine Insurance Co. Ltd.	166	43,189
Samsung Life Insurance Co. Ltd.	379	27,526
Shinhan Financial Group Co. Ltd.	4,828	182,158
SK Hynix, Inc.	771	52,122
SK Telecom Co. Ltd.	109	23,128
Woori Financial Group, Inc.	14,516	172,078

		3,500,775

Taiwan 12.0%
AU Optronics Corp.	47,000	16,841
Cathay Financial Holding Co. Ltd.	45,000	65,098
Chailease Holding Co. Ltd.	6,000	25,557
Delta Electronics, Inc.	46,000	242,356
Feng TAY Enterprise Co. Ltd.	29,000	235,992
Hon Hai Precision Industry Co. Ltd.	134,000	377,409
Largan Precision Co. Ltd.	1,000	150,984
Lite-On Technology Corp.	12,000	16,909
Nien Made Enterprise Co. Ltd.	9,000	70,674
Novatek Microelectronics Corp.	32,000	209,306
Quanta Computer, Inc.	15,000	28,776
Realtek Semiconductor Corp.	34,000	230,233
Shanghai Commercial & Savings Bank Ltd. (The)	60,000	96,680
SinoPac Financial Holdings Co. Ltd.	59,000	22,725
Taiwan High Speed Rail Corp.	106,000	129,151
Taiwan Semiconductor Manufacturing Co. Ltd.	114,000	958,947
Uni-President Enterprises Corp.	109,000	259,099
Wistron Corp.	15,000	12,449
Yuanta Financial Holding Co. Ltd.	428,000	248,048
Zhen Ding Technology Holding Ltd.	63,000	225,922

		3,623,156

Thailand 1.3%
Airports of Thailand PCL	106,600	229,027
Bumrungrad Hospital PCL	2,000	11,092
Electricity Generating PCL	4,200	38,935

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Thailand (cont’d.)
Indorama Ventures PCL	9,239	$13,259
Krung Thai Bank PCL	149,700	88,653

		380,966

Turkey 1.2%
BIM Birlesik Magazalar A/S	12,144	169,014
Coca-Cola Icecek A/S	13,219	70,239
Eregli Demir ve Celik Fabrikalari TAS	23,557	36,213
Haci Omer Sabanci Holding A/S	34,125	44,137
KOC Holding A/S	4,145	11,282
Tupras Turkiye Petrol Rafinerileri A/S	715	14,793
Turkcell Iletisim Hizmetleri A/S	6,332	13,291

		358,969

United Arab Emirates 0.5%
Abu Dhabi Commercial Bank PJSC	49,421	132,912
Aldar Properties PJSC	21,467	10,394

		143,306

United States 0.1%
JBS SA	5,300	26,519

TOTAL COMMON STOCKS (cost $25,102,300)		28,711,066

EXCHANGE-TRADED FUND 1.5%

United States
iShares MSCI Emerging Markets ETF (cost $397,692)	10,049	441,453

PREFERRED STOCKS 2.9%

Brazil 2.3%
Banco Bradesco SA (PRFC)	30,000	272,373
Cia Brasileira de Distribuicao (PRFC)	900	22,188
Itau Unibanco Holding SA (PRFC)	26,900	232,839
Petroleo Brasileiro SA (PRFC)	20,300	140,403
Telefonica Brasil SA (PRFC)	2,400	28,517

		696,320

See Notes to Financial Statements.

14

Description	Shares	Value
PREFERRED STOCKS (Continued)

Colombia 0.1%
Bancolombia SA (PRFC)	2,448	$30,967

South Korea 0.5%
LG Chem Ltd. (PRFC)	43	7,388
Samsung Electronics Co. Ltd. (PRFC)	4,800	152,571

		159,959

TOTAL PREFERRED STOCKS (cost $854,680)		887,246

TOTAL LONG-TERM INVESTMENTS (cost $26,354,672)		30,039,765

SHORT-TERM INVESTMENTS 4.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	657,431	657,431
PGIM Institutional Money Market Fund (cost $585,365; includes $584,149 of cash collateral for securities on loan)(b)(w)	585,336	585,511

TOTAL SHORT-TERM INVESTMENTS (cost $1,242,796)		1,242,942

TOTAL INVESTMENTS 104.0% (cost $27,597,468)		31,282,707
Liabilities in excess of other assets (4.0)%		(1,190,188)

NET ASSETS 100.0%		$30,092,519

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REIT(s)—Real Estate Investment Trust(s)

UTS—Unit Trust Security

*	Non-income producing security.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $553,252; cash collateral of $584,149 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,536,599	$—	$—
Chile	373,713	—	—
China	2,150,389	7,706,137	—
Colombia	199,631	—	—
Czech Republic	—	203,494	—
Greece	—	280,985	—
Hong Kong	—	34,626	—
Hungary	—	54,815	—
India	23,672	2,386,448	—
Indonesia	—	566,766	—
Luxembourg	—	13,511	—
Malaysia	—	485,978	—
Mexico	662,620	—	—
Pakistan	—	170,592	—
Peru	94,760	—	—
Philippines	—	484,271	—
Poland	—	210,287	—
Qatar	—	19,811	—
Russia	—	1,257,664	—
South Africa	—	1,760,606	—
South Korea	—	3,500,775	—
Taiwan	—	3,623,156	—
Thailand	—	380,966	—
Turkey	—	358,969	—
United Arab Emirates	—	143,306	—
United States	26,519	—	—
Exchange-Traded Fund
United States	441,453	—	—

See Notes to Financial Statements.

16

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Preferred Stocks
Brazil	$696,320	$—	$—
Colombia	30,967	—	—
South Korea	—	159,959	—
Affiliated Mutual Funds	1,242,942	—	—

Total	$7,479,585	$23,803,122	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Banks	17.7%
Oil, Gas & Consumable Fuels	7.2
Interactive Media & Services	6.4
Internet & Direct Marketing Retail	6.4
Semiconductors & Semiconductor Equipment	4.9
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	4.2
Metals & Mining	4.2
Technology Hardware, Storage & Peripherals	3.8
Insurance	3.6
Electronic Equipment, Instruments & Components	3.3
Real Estate Management & Development	3.0
Wireless Telecommunication Services	2.8
IT Services	2.4
Food & Staples Retailing	2.1
Diversified Telecommunication Services	2.0
Pharmaceuticals	2.0
Automobiles	1.9
Machinery	1.8
Food Products	1.8
Transportation Infrastructure	1.7
Textiles, Apparel & Luxury Goods	1.6
Construction Materials	1.5
Exchange-Traded Fund	1.5
Tobacco	1.4
Industrial Conglomerates	1.3
Multiline Retail	1.3
Independent Power & Renewable Electricity Producers	1.2
Capital Markets	1.2
Chemicals	1.2
Hotels, Restaurants & Leisure	1.1%
Electric Utilities	1.0
Media	0.9
Specialty Retail	0.9
Diversified Financial Services	0.9
Beverages	0.8
Construction & Engineering	0.6
Personal Products	0.4
Thrifts & Mortgage Finance	0.4
Gas Utilities	0.3
Auto Components	0.2
Health Care Equipment & Supplies	0.2
Household Durables	0.2
Entertainment	0.2
Consumer Finance	0.1
Equity Real Estate Investment Trusts (REITs)	0.1
Road & Rail	0.1
Water Utilities	0.1
Air Freight & Logistics	0.1
Health Care Providers & Services	0.0	*
Electrical Equipment	0.0	*
Biotechnology	0.0	*
Leisure Products	0.0	*

	104.0
Liabilities in excess of other assets	(4.0)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments equity contracts risk risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of April 30, 2019, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$6,214

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended April 30, 2019, the Fund did not have any net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$553,252	$(553,252)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

18

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $553,252:
Unaffiliated investments (cost $26,354,672)	$30,039,765
Affiliated investments (cost $1,242,796)	1,242,942
Foreign currency, at value (cost $385,795)	387,020
Receivable for investments sold	648,535
Receivable for Fund shares sold	64,128
Dividends receivable	45,968
Tax reclaim receivable	3,397
Prepaid expenses	615

Total Assets	32,432,370

Liabilities
Payable for investments purchased	1,661,740
Payable to broker for collateral for securities on loan	584,149
Accrued expenses and other liabilities	73,755
Management fee payable	11,059
Foreign capital gains tax liability accrued	4,810
Payable for Fund shares reacquired	4,284
Affiliated transfer agent fee payable	54

Total Liabilities	2,339,851

Net Assets	$30,092,519

Net assets were comprised of:
Shares of beneficial interest, at par	$2,605
Paid-in capital in excess of par	27,293,551
Total distributable earnings (loss)	2,796,363

Net assets, April 30, 2019	$30,092,519

Class R6
Net asset value, offering price and redemption price per share, ($30,092,519 ÷ 2,604,998 shares of beneficial interest issued and outstanding)	$11.55

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	19

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $64,222 foreign withholding tax)	$237,030
Income from securities lending, net (including affiliated income of $1,241)	4,020
Affiliated dividend income	1,024

Total income	242,074

Expenses
Management fee	105,440
Custodian and accounting fees	60,949
Audit fee	16,187
Shareholders’ reports	9,995
Legal fees and expenses	8,028
Trustees’ fees	5,949
Transfer agent’s fees and expenses (including affiliated expense of $152)	164
Registration fees	31
Miscellaneous	11,878

Total expenses	218,621
Less: Fee waiver and/or expense reimbursement	(49,749)

Net expenses	168,872

Net investment income (loss)	73,202

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $325)	(793,228)
Foreign currency transactions	(4,392)

(797,620)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $152) (net of change in foreign capital gains taxes $4,810)	3,353,542
Foreign currencies	(458)

3,353,084

Net gain (loss) on investment and foreign currency transactions	2,555,464

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,628,666

See Notes to Financial Statements.

20

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,202	$464,900
Net realized gain (loss) on investment and foreign currency transactions	(797,620)	262,144
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,353,084	(4,494,759)

Net increase (decrease) in net assets resulting from operations	2,628,666	(3,767,715)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(787,341)	(1,869,012)

Fund share transactions
Net proceeds from shares sold	1,215,835	3,217,983
Net asset value of shares issued in reinvestment of dividends and distributions	787,340	1,869,012
Cost of shares reacquired	(896,557)	(775,578)

Net increase (decrease) in net assets from Fund share transactions	1,106,618	4,311,417

Total increase (decrease)	2,947,943	(1,325,310)

Net Assets:
Beginning of period	27,144,576	28,469,886

End of period	$30,092,519	$27,144,576

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	21

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Emerging Markets Equity Fund (the “Fund”).

The investment objective of the Fund is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

22

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the

PGIM QMA Emerging Markets Equity Fund	23

Notes to Financial Statements (unaudited) (continued)

general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of

24

collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Rights: The Fund holds rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

PGIM QMA Emerging Markets Equity Fund	25

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with QMA LLC (“QMA”) (formerly known as Quantitative Management Associates LLC). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of

26

compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

PGIM QMA Emerging Markets Equity Fund	27

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $18,319,024 and $17,865,972, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$69,757	$5,137,166	$4,549,492	$—	$—	$657,431	657,431	$1,024
PGIM Institutional Money Market Fund*
69,541	6,111,067	5,595,574	152	325	585,511	585,336	1,241	**

$139,298	$11,248,233	$10,145,066	$152	$325	$1,242,942		$2,265

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

28

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$27,701,107

Gross Unrealized Appreciation	4,516,393
Gross Unrealized Depreciation	(934,793)

Net Unrealized Appreciation	$3,581,600

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized the Fund to issue an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 2,604,998 Class R6 shares of the Fund. At reporting period end, one shareholder of record held 85% of the Fund’s outstanding shares, of which all were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	109,350	$1,215,835
Shares issued in reinvestment of dividends and distributions	74,137	787,340
Shares reacquired	(82,672)	(896,557)

Net increase (decrease) in shares outstanding	100,815	$1,106,618

Year ended October 31, 2018:
Shares sold	260,427	$3,217,983
Shares issued in reinvestment of dividends and distributions	149,044	1,869,012
Shares reacquired	(61,115)	(775,578)

Net increase (decrease) in shares outstanding	348,356	$4,311,417

PGIM QMA Emerging Markets Equity Fund	29

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2019. The average daily balance for the 15 days that the Fund had loans outstanding during the period was approximately $111,467, borrowed at a weighted average interest rate of 3.65%. The maximum loan outstanding amount during the period was $112,000. At April 30, 2019, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings

30

can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM QMA Emerging Markets Equity Fund	31

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	November 29, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.84		$13.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.20	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.00		(1.71)	3.09
Total from investment operations	1.03		(1.51)	3.25
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.17)	(0.04)
Distributions fron net realized gains	(0.11)		(0.69)	-
Total dividends and distributions	(0.32)		(0.86)	(0.04)
Net asset value, end of period	$11.55		$10.84	$13.21
Total Return(c):	9.72%		(12.31)%	32.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,093		$27,145	$28,470
Average net assets (000)	$28,350		$29,759	$24,017
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.20%	(e)	1.20%	1.20%	(e)
Expenses before waivers and/or expense reimbursement	1.55%	(e)	1.54%	1.74%	(e)
Net investment income (loss)	0.52%	(e)	1.56%	1.49%	(e)
Portfolio turnover rate(f)	63%		118%	102%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA EMERGING MARKETS EQUITY FUND

NASDAQ	PQEMX
CUSIP	74440E706

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To provide investment results that approximate the performance of the FTSE Developed Markets Ex-North America Net Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 4/30/19	Average Annual Total Returns as of 4/30/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	7.17	–3.38	9.50 (11/17/16)
FTSE Developed Markets Ex-North America Net Index**
	7.22	–4.40	9.99
Lipper International Large-Cap Core Funds Average***
	7.73	–4.11	8.87
Lipper International Multi-Cap Core Funds Average***
	7.04	–4.40	8.81

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Effective as of December 31, 2018, the Russell Developed ex-North America Large Cap Net Index was decommissioned by Russell. The Fund now compares its performance to the FTSE Developed Markets ex-North America Net Index.

***The Fund is compared to the Lipper International Large-Cap Core performance universe, although Lipper classifies the Fund in the Lipper International Multi-Cap Core Funds performance universe. The Lipper International Large-Cap Core performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

FTSE Developed Markets Ex-North America Net Index—The FTSE Developed All Cap ex-North America Index is a part of a range of indexes designed to help investors benchmark their international Investments. The index comprises large and mid cap stocks providing coverage of developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Lipper International Large-Cap Core Funds Average—The Lipper International Large-Cap Core Funds Average are funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE Index.

PGIM QMA International Developed Markets Index Fund	3

Your Fund’s Performance (continued)

Lipper International Multi-Cap Core Funds Average—The Lipper International Multi-Cap Core Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 04/30/19 (%)
iShares MSCI EAFE ETF, Exchange-Traded Funds	3.1
Nestle SA, Food Products	1.7
Samsung Electronics Co. Ltd., Technology Hardware, Storage & Peripherals	1.1
Roche Holding AG, Pharmaceuticals	1.1
Novartis AG, Pharmaceuticals	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 04/30/19 (%)
Banks	9.6
Pharmaceuticals	6.6
Insurance	5.1
Oil, Gas & Consumable Fuels	5.0
Food Products	3.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA International Developed Markets Index Fund	5

Fees and Expenses (continued)

PGIM QMA International Developed Markets Index Fund	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,071.70	0.30%	$1.54
Hypothetical	$1,000.00	$1,023.31	0.30%	$1.51

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 95.3%

COMMON STOCKS 91.5%

Australia 6.7%
Adelaide Brighton Ltd.	1,140	$3,473
AGL Energy Ltd.	1,873	29,347
ALS Ltd.	1,304	7,292
Alumina Ltd.	7,414	11,721
Amcor Ltd.	3,263	36,867
AMP Ltd.	8,001	12,800
Ansell Ltd.	426	8,097
APA Group	3,245	21,983
Aristocrat Leisure Ltd.	1,790	32,825
ASX Ltd.	540	28,328
Atlas Arteria Ltd.	1,802	8,899
Aurizon Holdings Ltd.	5,235	17,577
AusNet Services	4,484	5,607
Australia & New Zealand Banking Group Ltd.	7,973	152,708
Bank of Queensland Ltd.	1,028	6,716
Bendigo & Adelaide Bank Ltd.	1,410	10,244
BHP Group Ltd.	8,503	224,233
BHP Group PLC	5,807	137,024
BlueScope Steel Ltd.	1,487	14,099
Boral Ltd.	3,203	10,924
Brambles Ltd.	4,466	37,966
Caltex Australia Ltd.	731	14,032
Challenger Ltd.	1,601	9,266
CIMIC Group Ltd.	279	9,954
Coca-Cola Amatil Ltd.	1,502	9,318
Cochlear Ltd.	153	20,237
Coles Group Ltd.*	3,126	27,565
Commonwealth Bank of Australia	4,931	259,145
Computershare Ltd.	1,330	16,651
Crown Resorts Ltd.	1,096	10,265
CSL Ltd.	1,261	176,399
CSR Ltd.	1,412	3,537
Dexus, REIT	2,854	25,206
Domain Holdings Australia Ltd.	294	559
Domino’s Pizza Enterprises Ltd.	157	4,747
Downer EDI Ltd.	1,578	8,598
DuluxGroup Ltd.	1,036	7,126
Evolution Mining Ltd.	2,789	6,297
Flight Centre Travel Group Ltd.	142	3,841
Fortescue Metals Group Ltd.	4,672	23,630
Goodman Group, REIT	4,918	45,711
GPT Group (The), REIT	4,918	19,867
Harvey Norman Holdings Ltd.	1,363	4,012

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	7

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Australia (cont’d.)
Healthscope Ltd.	5,208	$8,976
Iluka Resources Ltd.	1,089	6,626
Incitec Pivot Ltd.	4,968	11,764
Insurance Australia Group Ltd.	6,637	36,777
IOOF Holdings Ltd.	952	4,356
Lendlease Group	1,631	15,269
Macquarie Group Ltd.	882	83,525
Magellan Financial Group Ltd.	344	10,800
Medibank Private Ltd.	7,734	15,548
Metcash Ltd.	2,437	4,903
Mirvac Group, REIT	10,637	21,267
National Australia Bank Ltd.	7,777	138,876
Newcrest Mining Ltd.	2,167	38,325
Northern Star Resources Ltd.	1,697	9,826
Nufarm Ltd.	807	2,881
Oil Search Ltd.	3,716	20,341
Orica Ltd.	1,102	14,453
Origin Energy Ltd.	5,025	25,984
Orora Ltd.	3,207	6,842
OZ Minerals Ltd.	841	5,887
Perpetual Ltd.	120	3,451
Platinum Asset Management Ltd.	508	1,782
Qantas Airways Ltd.	1,932	7,644
QBE Insurance Group Ltd.	3,818	34,898
Qube Holdings Ltd.	3,391	6,763
Ramsay Health Care Ltd.	371	17,086
REA Group Ltd.	137	7,714
Rio Tinto Ltd.	1,088	73,094
Rio Tinto PLC	3,094	180,817
Santos Ltd.	4,909	24,820
Scentre Group, REIT	14,178	38,198
SEEK Ltd.	1,017	13,012
Seven Group Holdings Ltd.	355	4,893
Shopping Centres Australasia Property Group, REIT	2,347	4,235
Sonic Healthcare Ltd.	1,261	22,841
South32 Ltd.	14,615	34,437
Star Entertainment Group Ltd. (The)	2,231	7,131
Stockland, REIT	6,926	18,443
Suncorp Group Ltd.	3,618	33,834
Sydney Airport	3,210	17,242
Tabcorp Holdings Ltd.	5,258	17,738
Telstra Corp. Ltd.	11,805	28,122
TPG Telecom Ltd.	1,090	5,158
Transurban Group	7,422	70,388

See Notes to Financial Statements.

8

Description	Shares	Value
COMMON STOCKS (Continued)

Australia (cont’d.)
Treasury Wine Estates Ltd.	1,989	$24,149
Vicinity Centres, REIT	8,827	15,832
Vocus Group Ltd.*	1,928	5,289
Washington H Soul Pattinson & Co. Ltd.	249	4,039
Wesfarmers Ltd.	3,175	80,635
Westpac Banking Corp.	9,589	185,943
Whitehaven Coal Ltd.	2,201	6,510
WiseTech Global Ltd.	215	3,391
Woodside Petroleum Ltd.	2,603	64,974
Woolworths Group Ltd.	3,655	82,092
WorleyParsons Ltd.	903	9,085

		3,163,599

Austria 0.2%
ANDRITZ AG	198	9,457
Erste Group Bank AG	805	32,273
OMV AG	397	21,266
Raiffeisen Bank International AG	391	10,448
Telekom Austria AG*	312	2,340
Verbund AG	179	8,857
Vienna Insurance Group AG Wiener Versicherung Gruppe	98	2,731
voestalpine AG	337	10,879

		98,251

Belgium 0.9%
Ackermans & van Haaren NV	67	10,793
Ageas	544	28,741
Anheuser-Busch InBev SA/NV	2,147	191,914
Colruyt SA	152	10,944
Galapagos NV*	129	14,844
Groupe Bruxelles Lambert SA	199	19,050
KBC Group NV	777	57,726
Proximus SADP	420	11,777
Sofina SA	44	9,065
Solvay SA	188	22,683
Telenet Group Holding NV	130	6,904
UCB SA	332	26,359
Umicore SA	566	21,987

		432,787

Cambodia 0.0%
NagaCorp Ltd.	4,000	5,135

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Chile 0.0%
Antofagasta PLC	1,053	$12,539

China 0.4%
AAC Technologies Holdings, Inc.	2,200	14,262
BOC Hong Kong Holdings Ltd.	9,900	44,317
China Mengniu Dairy Co. Ltd.*	7,600	28,202
China Travel International Investment Hong Kong Ltd.	4,000	922
FIH Mobile Ltd.*	6,000	897
Guotai Junan International Holdings Ltd.	6,000	1,211
Kerry Logistics Network Ltd.	1,600	2,852
Lenovo Group Ltd.	22,000	20,408
Minth Group Ltd.	1,300	4,131
MMG Ltd.*	6,000	2,596
Nexteer Automotive Group Ltd.	2,000	3,145
Semiconductor Manufacturing International Corp.*	8,600	9,226
Shougang Fushan Resources Group Ltd.	8,000	1,939
Shui On Land Ltd.	8,000	1,951
Tingyi Cayman Islands Holding Corp.	6,400	10,544
Towngas China Co. Ltd.*	2,000	1,592
Uni-President China Holdings Ltd.	2,600	2,384
Want Want China Holdings Ltd.	15,000	11,939
Xinyi Solar Holdings Ltd.	8,000	4,572

		167,090

Denmark 1.5%
Ambu A/S (Class B Stock)	433	12,469
AP Moller - Maersk A/S (Class A Stock)	12	14,681
AP Moller - Maersk A/S (Class B Stock)	18	23,521
Carlsberg A/S (Class B Stock)	303	39,225
Chr Hansen Holding A/S	278	28,478
Coloplast A/S (Class B Stock)	368	39,793
Danske Bank A/S	1,893	33,661
Demant A/S*	309	9,782
Drilling Co. of 1972 (The)*	60	4,606
DSV A/S	506	46,897
Genmab A/S*	155	25,798
GN Store Nord A/S	374	19,213
H. Lundbeck A/S	170	7,169
ISS A/S	527	16,448
Jyske Bank A/S	196	7,912
Novo Nordisk A/S (Class B Stock)	4,756	233,112
Novozymes A/S (Class B Stock)	588	27,488
Orsted A/S, 144A	428	32,868

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Denmark (cont’d.)
Pandora A/S	284	$11,919
Rockwool International A/S (Class B Stock)	17	4,554
Tryg A/S	317	9,694
Vestas Wind Systems A/S	552	50,033

		699,321

Finland 1.1%
Elisa OYJ	392	16,642
Fortum OYJ	1,191	25,204
Huhtamaki OYJ	241	9,211
Kesko OYJ (Class B Stock)	196	10,177
Kone OYJ (Class B Stock)	1,108	60,880
Metso OYJ	279	10,420
Neste OYJ	1,140	37,695
Nokia OYJ	15,808	83,155
Nokian Renkaat OYJ	397	13,301
Nordea Bank Abp	8,794	71,334
Orion OYJ (Class B Stock)	304	10,121
Sampo OYJ (Class A Stock)	1,367	62,686
Stora Enso OYJ (Class R Stock)	1,639	20,420
UPM-Kymmene OYJ	1,512	42,745
Wartsila OYJ Abp	1,272	20,382

		494,373

France 9.2%
Accor SA	558	23,556
Adevinta ASA (Class A Stock)*	214	2,131
Adevinta ASA (Class B Stock)*	394	3,876
Aeroports de Paris	81	16,557
Air France-KLM*	651	7,542
Air Liquide SA	1,172	156,178
Airbus SE	1,534	210,758
ALD SA, 144A	178	2,621
Alstom SA	420	18,516
Amundi SA, 144A	172	12,389
Arkema SA	202	20,781
Atos SE	259	26,738
AXA SA	5,367	143,213
BioMerieux	124	9,858
BNP Paribas SA	3,045	162,580
Bollore SA	2,803	13,316
Bouygues SA	572	21,598
Bureau Veritas SA	754	19,161

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Capgemini SE	431	$52,349
Carrefour SA	1,570	30,695
Casino Guichard Perrachon SA	168	6,888
Cie de Saint-Gobain	1,366	56,109
Cie Generale des Etablissements Michelin SCA	488	63,324
Cie Plastic Omnium SA	132	4,005
CNP Assurances	467	11,023
Covivio, REIT	122	13,217
Credit Agricole SA	3,222	44,311
Danone SA	1,670	135,169
Dassault Aviation SA	6	9,105
Dassault Systemes SE	374	59,433
Edenred	658	31,090
Eiffage SA	204	21,341
Electricite de France SA	1,384	19,951
Elis SA	503	8,986
Engie SA	4,567	67,857
EssilorLuxottica SA	810	98,767
Eurazeo SE	135	10,608
Eutelsat Communications SA	508	9,186
Faurecia SA	215	10,973
Gecina SA, REIT	147	21,991
Getlink SE	1,237	19,930
Hermes International	86	60,703
ICADE, REIT	101	8,654
Iliad SA	67	6,838
Imerys SA	100	5,352
Ingenico Group SA	184	15,526
Ipsen SA	96	11,229
JCDecaux SA	189	6,207
Kering SA	207	122,980
Klepierre SA, REIT	544	19,363
Lagardere SCA	306	8,350
Legrand SA	755	55,617
L’Oreal SA	673	185,333
LVMH Moet Hennessy Louis Vuitton SE	695	273,675
Natixis SA	2,432	14,355
Orange SA	5,335	83,666
Orpea	129	15,755
Pernod Ricard SA	592	103,314
Peugeot SA	1,524	40,101
Publicis Groupe SA	597	35,525
Remy Cointreau SA	67	8,934
Renault SA	522	35,729

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Rexel SA	789	$10,616
Rubis SCA	252	13,802
Safran SA	905	132,228
Sanofi	3,036	264,470
Sartorius Stedim Biotech	64	8,709
Schneider Electric SE	1,431	121,478
SCOR SE	440	17,921
SEB SA	75	13,761
Societe BIC SA	76	6,557
Societe Generale SA	2,032	64,537
Sodexo SA	245	28,137
Suez	1,057	14,843
Teleperformance	158	30,437
Thales SA	285	34,126
TOTAL SA	7,003	390,658
Ubisoft Entertainment SA*	248	23,727
Unibail-Rodamco-Westfield, REIT	377	64,841
Valeo SA	664	24,173
Veolia Environnement SA	1,381	32,739
Vinci SA	1,298	131,441
Vivendi SA	2,672	77,708
Wendel SA	74	10,258
Worldline SA/France, 144A*	104	6,560

		4,318,610

Germany 7.2%
1&1 Drillisch AG	128	4,788
adidas AG	529	136,470
Allianz SE	1,182	285,666
Aroundtown SA	1,870	15,197
Axel Springer SE	116	6,586
BASF SE	2,555	209,267
Bayer AG	2,611	174,241
Bayerische Motoren Werke AG	895	76,464
Beiersdorf AG	282	30,836
Brenntag AG	418	22,596
Carl Zeiss Meditec AG	107	10,543
Commerzbank AG*	2,862	25,844
Continental AG	303	50,119
Covestro AG, 144A	492	26,994
Daimler AG	2,416	158,721
Delivery Hero SE, 144A*	314	14,514
Deutsche Bank AG	5,728	47,481
Deutsche Boerse AG	504	67,354

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Deutsche Lufthansa AG	682	$16,525
Deutsche Post AG	2,702	93,959
Deutsche Telekom AG	8,997	150,887
Deutsche Wohnen SE	999	44,994
DWS Group GmbH & Co. KGaA, 144A*	97	3,572
E.ON SE	6,160	66,201
Evonik Industries AG	481	14,393
Fielmann AG	77	5,481
Fraport AG Frankfurt Airport Services Worldwide	93	7,735
Fresenius Medical Care AG & Co. KGaA	596	50,214
Fresenius SE & Co. KGaA	1,129	64,221
FUCHS PETROLUB SE	95	3,799
GEA Group AG	484	13,564
GRENKE AG	66	7,037
Hannover Rueck SE	174	26,292
Hapag-Lloyd AG, 144A	78	2,409
HeidelbergCement AG	410	33,232
Hella GmbH & Co. KGaA	121	6,601
Henkel AG & Co. KGaA	278	26,585
HOCHTIEF AG	55	8,220
HUGO BOSS AG	189	13,203
Infineon Technologies AG	3,133	74,402
Innogy SE, 144A	367	17,038
K+S AG	585	11,922
KION Group AG	211	14,480
Knorr-Bremse AG*	133	14,484
LANXESS AG	254	14,733
LEG Immobilien AG	173	20,174
Merck KGaA	360	38,421
METRO AG	513	8,706
MTU Aero Engines AG	147	34,706
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	415	103,921
OSRAM Licht AG	283	9,743
ProSiebenSat.1 Media SE	627	9,891
Puma SE	24	14,867
Rational AG	10	6,771
Rheinmetall AG	120	13,834
Rocket Internet SE, 144A*	176	4,648
RWE AG*	1,505	38,559
SAP SE	2,702	348,213
Scout24 AG, 144A	318	16,414
Siemens AG	2,148	257,614
Siemens Healthineers AG, 144A	376	16,067
Suedzucker AG	209	3,218

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Symrise AG	349	$33,660
Talanx AG	124	4,970
Telefonica Deutschland Holding AG	1,782	5,802
thyssenkrupp AG	1,281	18,072
TUI AG	1,303	14,572
Uniper SE	560	16,975
United Internet AG	339	13,632
Volkswagen AG	91	16,277
Vonovia SE	1,455	72,691
Wacker Chemie AG	42	3,693
Wirecard AG	319	48,291
Zalando SE, 144A*	392	18,482

		3,382,748

Hong Kong 3.1%
AIA Group Ltd.	33,900	346,832
ASM Pacific Technology Ltd.	800	9,274
Bank of East Asia Ltd. (The)	3,600	11,366
Brightoil Petroleum Holdings Ltd.*^	7,000	67
Cathay Pacific Airways Ltd.	1,700	2,864
Champion REIT	5,000	4,235
Chow Tai Fook Jewellery Group Ltd.	2,600	2,787
CK Asset Holdings Ltd.	7,500	60,212
CK Hutchison Holdings Ltd.	7,400	77,839
CK Infrastructure Holdings Ltd.	1,700	13,809
CLP Holdings Ltd.	4,600	52,155
Dah Sing Banking Group Ltd.	800	1,530
Dah Sing Financial Holdings Ltd.	500	2,626
Dairy Farm International Holdings Ltd.	900	7,043
First Pacific Co. Ltd.	7,000	2,905
Great Eagle Holdings Ltd.	1,200	5,652
Haitong International Securities Group Ltd.	7,000	2,539
Hang Lung Group Ltd.	2,800	8,370
Hang Lung Properties Ltd.	6,000	14,121
Hang Seng Bank Ltd.	2,040	53,575
Henderson Land Development Co. Ltd.	3,640	22,438
Hong Kong & China Gas Co. Ltd.	25,762	61,506
Hong Kong Exchanges & Clearing Ltd.	3,440	119,575
Hongkong Land Holdings Ltd.	3,300	22,995
Hopewell Holdings Ltd.	1,800	8,871
Huabao International Holdings Ltd.	2,000	939
Hutchison Port Holdings Trust, UTS	12,000	2,816
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,000	1,695
Hysan Development Co. Ltd.	2,000	11,209

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Jardine Matheson Holdings Ltd.	570	$37,455
Jardine Strategic Holdings Ltd.	550	20,822
Johnson Electric Holdings Ltd.	1,000	2,355
Kerry Properties Ltd.	2,400	10,258
Li & Fung Ltd.	16,000	2,658
Lifestyle International Holdings Ltd.	1,400	2,442
Link REIT	5,900	68,862
Melco International Development Ltd.	2,000	4,916
MTR Corp. Ltd.	4,200	25,008
New World Development Co. Ltd.	16,600	27,483
NWS Holdings Ltd.	4,000	8,304
PCCW Ltd.	13,000	7,846
Power Assets Holdings Ltd.	3,600	25,138
Sa Sa International Holdings Ltd.	2,000	679
Shangri-La Asia Ltd.	2,800	3,977
Shun Tak Holdings Ltd.	6,000	2,674
Sino Land Co. Ltd.	9,600	16,924
Sun Art Retail Group Ltd.	6,500	5,688
Sun Hung Kai Properties Ltd.	4,000	69,120
Swire Pacific Ltd. (Class A Stock)	1,200	15,233
Swire Pacific Ltd. (Class B Stock)	2,900	5,746
Swire Properties Ltd.	2,800	11,389
Techtronic Industries Co. Ltd.	3,500	25,391
Television Broadcasts Ltd.	200	393
United Energy Group Ltd.	21,000	3,914
Vitasoy International Holdings Ltd.	2,000	10,057
VTech Holdings Ltd.	400	3,655
WH Group Ltd., 144A	23,500	27,913
Wharf Holdings Ltd. (The)	3,400	9,777
Wharf Real Estate Investment Co. Ltd.	3,700	28,375
Wheelock & Co. Ltd.	2,400	17,104
Xinyi Glass Holdings Ltd.	6,000	6,861
Yue Yuen Industrial Holdings Ltd.	1,800	5,827

		1,446,089

Ireland 0.5%
AIB Group PLC	2,069	9,607
Bank of Ireland Group PLC	2,544	16,210
CRH PLC	2,323	77,951
Glanbia PLC	579	10,651
James Hardie Industries PLC	1,262	17,159
Kerry Group PLC (Class A Stock)	409	45,893
Kingspan Group PLC	424	22,332

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Ireland (cont’d.)
Paddy Power Betfair PLC	213	$18,066
Smurfit Kappa Group PLC	642	18,819

		236,688

Israel 0.4%
Airport City Ltd.*	168	2,789
Alony Hetz Properties & Investments Ltd.	283	3,447
Amot Investments Ltd.	329	1,940
Azrieli Group Ltd.	95	5,408
Bank Hapoalim BM	3,012	22,145
Bank Leumi Le-Israel BM	4,181	28,589
Bezeq The Israeli Telecommunication Corp. Ltd.	6,000	4,102
Delek Group Ltd.	11	2,090
Elbit Systems Ltd.	67	9,326
First International Bank of Israel Ltd.	141	3,543
Gazit-Globe Ltd.	246	1,987
Harel Insurance Investments & Financial Services Ltd.	307	2,300
Israel Chemicals Ltd.	1,812	9,589
Israel Corp. Ltd. (The)	10	2,408
Israel Discount Bank Ltd.	3,170	12,355
Melisron Ltd.	44	2,223
Migdal Insurance & Financial Holding Ltd.	1,777	1,841
Mizrahi Tefahot Bank Ltd.	335	7,244
Nice Ltd.*	173	23,865
Oil Refineries Ltd.*	3,115	1,530
Paz Oil Co. Ltd.	28	4,074
Phoenix Holdings Ltd. (The)	334	1,906
Shufersal Ltd.	264	1,755
Strauss Group Ltd.	121	3,088
Teva Pharmaceutical Industries Ltd.*	2,808	42,889
Tower Semiconductor Ltd.*	265	4,817

		207,250

Italy 1.9%
A2A SpA	4,682	7,850
Assicurazioni Generali SpA	3,621	70,458
Atlantia SpA	1,463	40,072
Banca Mediolanum SpA	798	5,902
Banco BPM SpA*	4,203	10,060
Buzzi Unicem SpA	227	5,071
Buzzi Unicem SpA, RSP	87	1,328
Davide Campari-Milano SpA	1,580	15,951
DiaSorin SpA	56	5,489

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Italy (cont’d.)
Enel SpA	21,831	$138,551
Eni SpA	6,993	119,536
Ferrari NV	355	48,348
FinecoBank Banca Fineco SpA	1,116	14,731
Hera SpA	2,217	7,913
Intesa Sanpaolo SpA	42,280	110,938
Italgas SpA	1,322	8,263
Leonardo SpA	1,076	12,484
Mediaset SpA*	839	2,797
Mediobanca Banca di Credito Finanziario SpA	2,003	21,322
Moncler SpA	508	20,949
Pirelli & C SpA, 144A*	1,165	8,543
Poste Italiane SpA, 144A	1,228	13,131
PRADA SpA	1,600	4,544
Prysmian SpA	756	14,606
Recordati SpA	292	11,819
Saipem SpA*	1,654	8,422
Salvatore Ferragamo SpA	186	4,213
Snam SpA	6,333	32,361
Telecom Italia SpA*	31,460	17,669
Telecom Italia SpA, RSP	15,694	8,204
Terna Rete Elettrica Nazionale SpA	3,955	23,731
UniCredit SpA	6,210	86,309
Unione di Banche Italiane SpA	2,935	9,200
UnipolSai Assicurazioni SpA	1,961	5,375

		916,140

Japan 21.9%
77 Bank Ltd. (The)	200	2,872
ABC-Mart, Inc.	70	4,357
Acom Co. Ltd.	1,300	4,567
Advantest Corp.	580	16,510
Aeon Co. Ltd.	1,980	36,644
AEON Financial Service Co. Ltd.	310	6,449
Aeon Mall Co. Ltd.	330	5,066
AGC, Inc.	520	17,744
Aica Kogyo Co. Ltd.	100	3,469
Aiful Corp.*	400	937
Ain Holdings, Inc.	60	4,799
Air Water, Inc.	480	7,330
Aisin Seiki Co. Ltd.	500	19,424
Ajinomoto Co., Inc.	1,370	22,210
Alfresa Holdings Corp.	550	15,385
Alps Alpine Co. Ltd.	600	12,729

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Amada Holdings Co. Ltd.	1,000	$11,170
ANA Holdings, Inc.	350	12,257
Aoyama Trading Co. Ltd.	60	1,319
Aozora Bank Ltd.	320	7,820
Aplus Financial Co. Ltd.*	1,100	853
Asahi Group Holdings Ltd.	1,090	47,390
Asahi Intecc Co. Ltd.	300	15,189
Asahi Kasei Corp.	3,500	36,129
Asics Corp.	500	6,165
ASKUL Corp.	100	2,689
Astellas Pharma, Inc.	5,480	74,830
Autobacs Seven Co. Ltd.	200	3,492
Awa Bank Ltd. (The)	120	3,018
Azbil Corp.	400	9,638
Bandai Namco Holdings, Inc.	570	27,220
Bank of Kyoto Ltd. (The)	240	10,365
Benefit One, Inc.	140	2,925
Benesse Holdings, Inc.	180	4,968
Bic Camera, Inc.	400	4,299
Bridgestone Corp.	1,720	68,348
Brother Industries Ltd.	700	13,817
Calbee, Inc.	170	4,700
Canon Marketing Japan, Inc.	160	3,469
Canon, Inc.	2,880	80,190
Capcom Co. Ltd.	300	6,774
Casio Computer Co. Ltd.	600	7,578
Central Japan Railway Co.	474	102,088
Chiba Bank Ltd. (The)	2,000	10,513
Chubu Electric Power Co., Inc.	2,000	29,035
Chugai Pharmaceutical Co. Ltd.	580	36,850
Chugoku Bank Ltd. (The)	450	4,367
Chugoku Electric Power Co., Inc. (The)	780	9,307
Citizen Watch Co. Ltd.	780	4,391
Coca-Cola Bottlers Japan Holdings, Inc.	440	10,823
COMSYS Holdings Corp.	400	10,518
Concordia Financial Group Ltd.	3,300	12,871
Cosmo Energy Holdings Co. Ltd.	200	4,147
Credit Saison Co. Ltd.	450	5,766
CyberAgent, Inc.	230	9,219
Dai Nippon Printing Co. Ltd.	850	20,204
Daicel Corp.	880	9,870
Daido Steel Co. Ltd.	60	2,445
Daifuku Co. Ltd.	300	18,463
Dai-ichi Life Holdings, Inc.	3,100	44,568

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Daiichi Sankyo Co. Ltd.	1,770	$87,730
Daiichikosho Co. Ltd.	130	6,372
Daikin Industries Ltd.	700	89,302
Daishi Hokuetsu Financial Group, Inc.	130	3,827
Daito Trust Construction Co. Ltd.	156	20,862
Daiwa House Industry Co. Ltd.	1,870	52,461
Daiwa Securities Group, Inc.	4,400	20,443
DeNA Co. Ltd.	310	4,836
Denka Co. Ltd.	200	6,047
Denso Corp.	1,280	56,036
Dentsu, Inc.	580	23,728
DIC Corp.	300	8,811
Disco Corp.	80	13,837
DMG Mori Co. Ltd.	300	4,313
Dowa Holdings Co. Ltd.	120	3,914
East Japan Railway Co.	990	93,371
Ebara Corp.	300	9,241
Eisai Co. Ltd.	744	43,295
Electric Power Development Co. Ltd.	500	11,617
Exedy Corp.	60	1,371
Ezaki Glico Co. Ltd.	160	8,417
FamilyMart UNY Holdings Co. Ltd.	600	16,034
Fancl Corp.	200	5,975
FANUC Corp.	543	102,257
Fast Retailing Co. Ltd.	110	63,746
FP Corp.	90	5,476
Fuji Electric Co. Ltd.	400	14,215
Fuji Media Holdings, Inc.	100	1,347
Fuji Oil Holdings, Inc.	160	5,141
FUJIFILM Holdings Corp.	1,070	50,060
Fujikura Ltd.	700	2,893
Fujitsu General Ltd.	100	1,460
Fujitsu Ltd.	550	40,272
Fukuoka Financial Group, Inc.	460	10,715
Fukuyama Transporting Co. Ltd.	100	3,851
Furukawa Electric Co. Ltd.	200	5,296
Fuyo General Lease Co. Ltd.	100	4,988
Glory Ltd.	100	2,526
GMO internet, Inc.	200	3,105
GMO Payment Gateway, Inc.	140	11,140
GS Yuasa Corp.	200	4,018
GungHo Online Entertainment, Inc.	1,200	3,751
Gunma Bank Ltd. (The)	1,300	5,150
H2O Retailing Corp.	200	2,549

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Hachijuni Bank Ltd. (The)	1,290	$5,195
Hakuhodo DY Holdings, Inc.	700	11,844
Hamamatsu Photonics KK	330	13,440
Hankyu Hanshin Holdings, Inc.	670	25,051
Haseko Corp.	770	9,308
Heiwa Corp.	100	1,993
Hikari Tsushin, Inc.	20	3,703
Hino Motors Ltd.	800	7,572
Hirose Electric Co. Ltd.	51	5,918
Hiroshima Bank Ltd. (The)	900	4,858
HIS Co. Ltd.	80	2,553
Hisamitsu Pharmaceutical Co., Inc.	210	8,928
Hitachi Capital Corp.	130	3,031
Hitachi Chemical Co. Ltd.	290	7,701
Hitachi Construction Machinery Co. Ltd.	320	8,564
Hitachi High-Technologies Corp.	200	8,938
Hitachi Ltd.	2,580	85,849
Hitachi Metals Ltd.	600	6,953
Hitachi Transport System Ltd.	100	2,777
Hokkaido Electric Power Co., Inc.	500	2,805
Hokuhoku Financial Group, Inc.	400	4,407
Hokuriku Electric Power Co.*	500	3,717
Honda Motor Co. Ltd.	4,880	136,623
Horiba Ltd.	100	6,070
Hoshizaki Corp.	170	11,048
House Foods Group, Inc.	200	8,068
Hoya Corp.	1,000	70,700
Hulic Co. Ltd.	1,060	9,147
Ibiden Co. Ltd.	360	6,469
Ichigo, Inc.	400	1,294
Idemitsu Kosan Co. Ltd.	648	21,014
IHI Corp.	430	10,246
Iida Group Holdings Co. Ltd.	430	7,281
Inpex Corp.	2,600	25,238
Isetan Mitsukoshi Holdings Ltd.	1,000	9,532
Isuzu Motors Ltd.	1,400	20,309
Ito En Ltd.	170	8,465
ITOCHU Corp.	4,000	72,138
Itochu Techno-Solutions Corp.	280	6,868
Itoham Yonekyu Holdings, Inc.	400	2,498
Iyo Bank Ltd. (The)	870	4,846
Izumi Co. Ltd.	130	5,677
J Front Retailing Co. Ltd.	700	8,559
Japan Airlines Co. Ltd.	300	9,929

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Japan Airport Terminal Co. Ltd.	150	$6,352
Japan Aviation Electronics Industry Ltd.	80	1,291
Japan Exchange Group, Inc.	1,500	24,468
Japan Petroleum Exploration Co. Ltd.	60	1,304
Japan Post Bank Co. Ltd.	1,200	13,211
Japan Post Holdings Co. Ltd.	3,700	41,372
Japan Post Insurance Co. Ltd.	200	4,038
Japan Steel Works Ltd. (The)	200	3,866
Japan Tobacco, Inc.	3,350	77,350
JFE Holdings, Inc.	1,480	25,472
JGC Corp.	580	8,333
JSR Corp.	600	9,147
JTEKT Corp.	700	9,048
JXTG Holdings, Inc.	8,810	42,885
Kagome Co. Ltd.	300	8,204
Kajima Corp.	1,300	19,314
Kakaku.com, Inc.	350	7,190
Kaken Pharmaceutical Co. Ltd.	100	4,280
Kamigumi Co. Ltd.	280	6,693
Kandenko Co. Ltd.	300	2,527
Kaneka Corp.	130	5,025
Kansai Electric Power Co., Inc. (The)	2,070	24,986
Kansai Mirai Financial Group, Inc.	500	3,504
Kansai Paint Co. Ltd.	580	11,060
Kao Corp.	1,280	98,936
Kawasaki Heavy Industries Ltd.	490	11,465
Kawasaki Kisen Kaisha Ltd.*	200	2,906
KDDI Corp.	4,900	112,520
Keihan Holdings Co. Ltd.	310	13,197
Keikyu Corp.	700	11,960
Keio Corp.	330	19,923
Keisei Electric Railway Co. Ltd.	450	15,774
Kewpie Corp.	300	6,954
Keyence Corp.	203	126,961
Kikkoman Corp.	510	23,772
Kinden Corp.	400	6,427
Kintetsu Group Holdings Co. Ltd.	510	22,652
Kirin Holdings Co. Ltd.	2,240	50,788
Kissei Pharmaceutical Co. Ltd.	100	2,482
Kobayashi Pharmaceutical Co. Ltd.	190	15,184
Kobe Steel Ltd.	900	6,896
Koei Tecmo Holdings Co. Ltd.	200	3,643
Koito Manufacturing Co. Ltd.	280	16,760
Kokuyo Co. Ltd.	200	2,541

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Komatsu Ltd.	2,610	$67,647
Komeri Co. Ltd.	100	2,110
Konami Holdings Corp.	300	13,694
Konica Minolta, Inc.	1,400	14,074
Kose Corp.	60	11,298
K’s Holdings Corp.	500	4,471
Kubota Corp.	3,100	47,216
Kuraray Co. Ltd.	1,000	13,431
Kurita Water Industries Ltd.	360	9,360
Kyocera Corp.	850	55,278
KYORIN Holdings, Inc.	100	1,885
Kyoritsu Maintenance Co. Ltd.	100	5,143
Kyowa Exeo Corp.	240	6,568
Kyowa Hakko Kirin Co. Ltd.	720	14,023
Kyudenko Corp.	100	2,849
Kyushu Electric Power Co., Inc.	1,300	12,580
Kyushu Financial Group, Inc.	1,100	4,445
Kyushu Railway Co.	470	15,321
Lawson, Inc.	130	6,057
LINE Corp.*	180	6,057
Lintec Corp.	140	3,029
Lion Corp.	740	15,246
LIXIL Group Corp.	720	9,375
M3, Inc.	1,120	19,978
Mabuchi Motor Co. Ltd.	160	5,934
Maeda Corp.	400	3,977
Maeda Road Construction Co. Ltd.	200	3,973
Makita Corp.	750	27,458
Marubeni Corp.	4,500	32,306
Maruha Nichiro Corp.	80	2,549
Marui Group Co. Ltd.	580	11,800
Maruichi Steel Tube Ltd.	200	5,533
Matsui Securities Co. Ltd.	300	2,679
Matsumotokiyoshi Holdings Co. Ltd.	240	7,931
Mazda Motor Corp.	1,600	18,978
Mebuki Financial Group, Inc.	2,800	7,130
Medipal Holdings Corp.	500	11,247
Megmilk Snow Brand Co. Ltd.	60	1,326
MEIJI Holdings Co. Ltd.	336	26,457
MINEBEA MITSUMI, Inc.	1,200	21,412
Miraca Holdings, Inc.	100	2,564
MISUMI Group, Inc.	780	20,337
Mitsubishi Chemical Holdings Corp.	3,700	26,360
Mitsubishi Corp.	3,630	100,125

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Mitsubishi Electric Corp.	5,580	$79,672
Mitsubishi Estate Co. Ltd.	3,370	57,032
Mitsubishi Gas Chemical Co., Inc.	520	7,798
Mitsubishi Heavy Industries Ltd.	850	35,411
Mitsubishi Logistics Corp.	190	5,087
Mitsubishi Materials Corp.	410	10,647
Mitsubishi Motors Corp.	1,800	10,111
Mitsubishi Shokuhin Co. Ltd.	120	3,105
Mitsubishi Tanabe Pharma Corp.	640	8,077
Mitsubishi UFJ Financial Group, Inc.	34,800	173,150
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,350	6,885
Mitsui & Co. Ltd.	4,800	77,696
Mitsui Chemicals, Inc.	540	13,264
Mitsui Fudosan Co. Ltd.	2,660	61,696
Mitsui Mining & Smelting Co. Ltd.	200	5,207
Mitsui OSK Lines Ltd.	370	9,447
Miura Co. Ltd.	230	5,872
Mizuho Financial Group, Inc.	70,300	109,941
Mochida Pharmaceutical Co. Ltd.	30	1,395
MonotaRO Co. Ltd.	360	8,326
Morinaga & Co. Ltd.	140	5,849
Morinaga Milk Industry Co. Ltd.	70	2,322
MS&AD Insurance Group Holdings, Inc.	1,400	43,460
Murata Manufacturing Co. Ltd.	1,620	87,455
Nabtesco Corp.	330	10,161
Nagase & Co. Ltd.	300	4,587
Nagoya Railroad Co. Ltd.	560	15,181
Nankai Electric Railway Co. Ltd.	330	9,008
NEC Corp.	670	22,650
Nexon Co. Ltd.*	1,140	16,433
NGK Insulators Ltd.	730	10,844
NGK Spark Plug Co. Ltd.	550	10,725
NH Foods Ltd.	300	12,118
NHK Spring Co. Ltd.	480	4,333
Nichirei Corp.	300	6,968
Nidec Corp.	620	88,767
Nifco, Inc.	250	7,058
Nihon Kohden Corp.	200	5,848
Nihon M&A Center, Inc.	400	11,420
Nihon Unisys Ltd.	200	5,128
Nikon Corp.	950	13,310
Nintendo Co. Ltd.	256	88,000
Nippo Corp.	160	3,257
Nippon Electric Glass Co. Ltd.	190	5,233

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Nippon Express Co. Ltd.	200	$11,012
Nippon Gas Co. Ltd.	100	2,629
Nippon Kayaku Co. Ltd.	500	5,877
Nippon Paint Holdings Co. Ltd.	480	18,332
Nippon Paper Industries Co. Ltd.	300	5,956
Nippon Shinyaku Co. Ltd.	160	11,041
Nippon Shokubai Co. Ltd.	40	2,778
Nippon Steel Corp.	2,330	41,725
Nippon Telegraph & Telephone Corp.	1,800	74,879
Nippon Television Holdings, Inc.	150	2,193
Nippon Yusen KK	450	7,696
Nipro Corp.	300	3,728
Nishi-Nippon Financial Holdings, Inc.	400	3,307
Nishi-Nippon Railroad Co. Ltd.	200	4,702
Nissan Chemical Corp.	400	17,863
Nissan Motor Co. Ltd.	5,400	43,414
Nissan Shatai Co. Ltd.	200	1,839
Nisshin Seifun Group, Inc.	760	17,795
Nisshinbo Holdings, Inc.	400	3,560
Nissin Foods Holdings Co. Ltd.	200	13,255
Nitori Holdings Co. Ltd.	212	25,299
Nitto Denko Corp.	400	21,685
NOF Corp.	200	7,146
NOK Corp.	300	4,822
Nomura Holdings, Inc.	9,400	35,526
Nomura Real Estate Holdings, Inc.	330	7,017
Nomura Research Institute Ltd.	320	15,697
North Pacific Bank Ltd.	600	1,473
NS Solutions Corp.	80	2,155
NSK Ltd.	1,400	14,559
NTN Corp.	1,100	3,636
NTT Data Corp.	1,800	21,019
NTT DOCOMO, Inc.	3,440	74,773
Obayashi Corp.	2,000	19,665
OBIC Business Consultants Co. Ltd.	40	1,610
Obic Co. Ltd.	200	23,205
Odakyu Electric Railway Co. Ltd.	840	19,779
Oji Holdings Corp.	2,500	15,045
OKUMA Corp.	100	5,896
Olympus Corp.	3,280	36,809
Omron Corp.	570	30,661
Ono Pharmaceutical Co. Ltd.	1,230	23,377
Open House Co. Ltd.	100	3,678
Oracle Corp.	100	6,860

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Orient Corp.	1,400	$1,477
Oriental Land Co. Ltd.	490	54,242
ORIX Corp.	3,600	51,124
Osaka Gas Co. Ltd.	1,140	21,115
OSG Corp.	260	5,231
Otsuka Corp.	290	11,424
Otsuka Holdings Co. Ltd.	1,210	43,218
Paltac Corp.	100	5,517
Pan Pacific International Holdings Corp.	320	20,659
Panasonic Corp.	6,100	56,246
Park24 Co. Ltd.	260	5,474
Penta-Ocean Construction Co. Ltd.	800	3,671
PeptiDream, Inc.*	270	14,659
Persol Holdings Co. Ltd.	550	10,368
Pigeon Corp.	260	11,173
Pilot Corp.	100	4,142
Pola Orbis Holdings, Inc.	210	6,640
Rakuten, Inc.	2,150	24,015
Recruit Holdings Co. Ltd.	3,390	101,891
Relo Group, Inc.	300	8,220
Renesas Electronics Corp.*	2,080	11,151
Rengo Co. Ltd.	600	5,289
Resona Holdings, Inc.	6,300	26,770
Resorttrust, Inc.	160	2,238
Ricoh Co. Ltd.	1,900	19,256
Rinnai Corp.	60	4,042
Rohm Co. Ltd.	260	19,198
Rohto Pharmaceutical Co. Ltd.	300	8,447
Ryohin Keikaku Co. Ltd.	32	6,121
San-In Godo Bank Ltd. (The)	400	2,650
Sankyo Co. Ltd.	160	6,313
Sankyu, Inc.	100	4,795
Sanrio Co. Ltd.	240	5,470
Santen Pharmaceutical Co. Ltd.	1,000	15,340
Sanwa Holdings Corp.	560	6,748
Sapporo Holdings Ltd.	200	4,091
Sawai Pharmaceutical Co. Ltd.	100	5,380
SBI Holdings, Inc.	600	12,882
SCREEN Holdings Co. Ltd.	80	3,866
SCSK Corp.	150	7,116
Secom Co. Ltd.	560	47,192
Sega Sammy Holdings, Inc.	570	7,194
Seibu Holdings, Inc.	600	9,776
Seiko Epson Corp.	800	12,846

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Seino Holdings Co. Ltd.	400	$5,451
Sekisui Chemical Co. Ltd.	1,000	16,074
Sekisui House Ltd.	1,680	27,129
Seven & i Holdings Co. Ltd.	2,170	75,480
Seven Bank Ltd.	2,100	5,714
SG Holdings Co. Ltd.	600	16,083
Sharp Corp.*	440	4,921
Shiga Bank Ltd. (The)	100	2,392
Shikoku Electric Power Co., Inc.	500	5,046
Shima Seiki Manufacturing Ltd.	100	3,371
Shimachu Co. Ltd.	100	2,415
Shimadzu Corp.	780	20,894
Shimamura Co. Ltd.	20	1,498
Shimano, Inc.	220	32,225
Shimizu Corp.	1,600	13,708
Shin-Etsu Chemical Co. Ltd.	1,100	104,683
Shinsei Bank Ltd.*	480	6,682
Shionogi & Co. Ltd.	790	46,258
Shiseido Co. Ltd.	1,040	82,054
Shizuoka Bank Ltd. (The)	1,360	10,472
Showa Denko KK	400	13,676
SKY Perfect JSAT Holdings, Inc.	400	1,600
Skylark Holdings Co. Ltd.	500	8,238
SMC Corp.	130	54,328
Softbank Corp.	4,000	47,217
SoftBank Group Corp.	2,370	249,994
Sohgo Security Services Co. Ltd.	220	9,825
Sojitz Corp.	3,700	12,789
Sompo Holdings, Inc.	960	36,113
Sony Corp.	3,580	171,030
Sony Financial Holdings, Inc.	480	9,842
Sotetsu Holdings, Inc.	260	7,204
Square Enix Holdings Co. Ltd.	210	7,250
Stanley Electric Co. Ltd.	440	11,953
Subaru Corp.	1,770	43,433
Sugi Holdings Co. Ltd.	100	5,056
SUMCO Corp.	680	8,935
Sumitomo Bakelite Co. Ltd.	100	3,911
Sumitomo Chemical Co. Ltd.	4,300	21,461
Sumitomo Corp.	3,180	45,609
Sumitomo Dainippon Pharma Co. Ltd.	500	11,083
Sumitomo Electric Industries Ltd.	2,170	28,879
Sumitomo Forestry Co. Ltd.	400	5,511
Sumitomo Heavy Industries Ltd.	310	11,007

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Sumitomo Metal Mining Co. Ltd.	690	$21,740
Sumitomo Mitsui Financial Group, Inc.	3,700	134,712
Sumitomo Mitsui Trust Holdings, Inc.	1,080	37,673
Sumitomo Osaka Cement Co. Ltd.	100	4,071
Sumitomo Realty & Development Co. Ltd.	1,200	44,384
Sumitomo Rubber Industries Ltd.	500	6,157
Sundrug Co. Ltd.	180	4,829
Suntory Beverage & Food Ltd.	370	16,306
Suzuken Co. Ltd.	230	13,283
Suzuki Motor Corp.	1,150	52,523
Sysmex Corp.	550	31,562
T&D Holdings, Inc.	1,600	17,338
Tadano Ltd.	300	3,175
Taiheiyo Cement Corp.	330	10,628
Taisei Corp.	600	26,395
Taisho Pharmaceutical Holdings Co. Ltd.	140	13,003
Taiyo Nippon Sanso Corp.	390	6,501
Taiyo Yuden Co. Ltd.	400	9,788
Takara Bio, Inc.	130	2,860
Takara Holdings, Inc.	500	5,834
Takashimaya Co. Ltd.	400	4,504
Takeda Pharmaceutical Co. Ltd.	4,283	158,819
TDK Corp.	300	26,362
TechnoPro Holdings, Inc.	100	6,022
Teijin Ltd.	540	9,285
Terumo Corp.	1,860	56,246
THK Co. Ltd.	370	9,748
TIS, Inc.	200	9,123
Tobu Railway Co. Ltd.	630	17,835
Toda Corp.	600	3,710
Toho Co. Ltd.	320	13,403
Toho Gas Co. Ltd.	270	11,144
Tohoku Electric Power Co., Inc.	1,380	15,776
Tokai Carbon Co. Ltd.	500	5,774
Tokai Rika Co. Ltd.	100	1,742
Tokai Tokyo Financial Holdings, Inc.	600	1,992
Tokio Marine Holdings, Inc.	1,920	97,250
Tokuyama Corp.	200	4,982
Tokyo Broadcasting System Holdings, Inc.	100	1,903
Tokyo Century Corp.	160	7,392
Tokyo Electric Power Co. Holdings, Inc.*	4,500	25,443
Tokyo Electron Ltd.	440	70,138
Tokyo Gas Co. Ltd.	1,240	31,546
Tokyo Tatemono Co. Ltd.	570	6,432

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Tokyu Corp.	1,400	$22,872
Tokyu Fudosan Holdings Corp.	1,700	9,597
Topcon Corp.	300	3,647
Toppan Printing Co. Ltd.	750	12,195
Toray Industries, Inc.	4,290	29,304
Toshiba Corp.	1,660	55,274
Toshiba Plant Systems & Services Corp.	100	1,796
Tosoh Corp.	850	13,708
TOTO Ltd.	430	18,234
Toyo Seikan Group Holdings Ltd.	470	9,409
Toyo Suisan Kaisha Ltd.	270	10,302
Toyo Tire Corp.	300	3,519
Toyobo Co. Ltd.	200	2,617
Toyoda Gosei Co. Ltd.	210	4,381
Toyota Boshoku Corp.	180	2,660
Toyota Industries Corp.	470	26,720
Toyota Motor Corp.	6,950	432,073
Toyota Tsusho Corp.	660	21,954
Trend Micro, Inc.	340	16,989
TS Tech Co. Ltd.	180	5,406
Tsumura & Co.	180	5,539
Tsuruha Holdings, Inc.	70	5,973
TV Asahi Holdings Corp.	100	1,765
Ube Industries Ltd.	300	6,425
Ulvac, Inc.	100	3,365
Unicharm Corp.	1,140	37,540
Ushio, Inc.	300	3,650
USS Co. Ltd.	600	11,505
Wacoal Holdings Corp.	200	4,937
Welcia Holdings Co. Ltd.	160	6,293
West Japan Railway Co.	520	38,686
Yahoo Japan Corp.	6,500	17,369
Yakult Honsha Co. Ltd.	360	24,607
Yamada Denki Co. Ltd.	2,200	10,427
Yamaguchi Financial Group, Inc.	600	4,443
Yamaha Corp.	460	23,825
Yamaha Motor Co. Ltd.	800	16,527
Yamato Holdings Co. Ltd.	1,030	22,432
Yamato Kogyo Co. Ltd.	100	2,782
Yamazaki Baking Co. Ltd.	400	5,928
Yaoko Co. Ltd.	100	4,762
Yaskawa Electric Corp.	760	28,280
Yokogawa Electric Corp.	700	14,688
Yokohama Rubber Co. Ltd. (The)	370	6,990

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Zenkoku Hosho Co. Ltd.	100	$3,508
Zensho Holdings Co. Ltd.	300	6,759
Zeon Corp.	400	3,929
ZOZO, Inc.	490	8,708

		10,271,051

Jordan 0.0%
Hikma Pharmaceuticals PLC	371	8,573

Kazakhstan 0.0%
KAZ Minerals PLC	611	5,188

Luxembourg 0.2%
ArcelorMittal	1,730	37,858
Eurofins Scientific SE	32	14,685
L’Occitane International SA	1,250	2,255
RTL Group SA	111	6,253
SES SA	978	16,680
Tenaris SA	1,271	17,696

		95,427

Macau 0.2%
Galaxy Entertainment Group Ltd.	5,700	42,722
Macau Legend Development Ltd.	2,000	324
MGM China Holdings Ltd.	1,900	3,931
Sands China Ltd.	6,800	37,428
SJM Holdings Ltd.	4,600	5,555
Wynn Macau Ltd.	4,400	12,655

		102,615

Mexico 0.0%
Fresnillo PLC	493	4,819

Netherlands 3.8%
Aalberts NV	250	9,846
ABN AMRO Group NV, CVA, 144A	1,169	27,552
Adyen NV, 144A*	23	18,826
Aegon NV	4,937	25,877
Akzo Nobel NV	638	54,305
ASML Holding NV	1,114	233,319
ASR Nederland NV	394	17,556

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Netherlands (cont’d.)
Boskalis Westminster	207	$5,673
EXOR NV	293	19,602
GrandVision NV, 144A	107	2,409
Heineken Holding NV	292	29,710
Heineken NV	658	71,162
ING Groep NV	10,918	139,526
Koninklijke Ahold Delhaize NV	3,025	72,808
Koninklijke DSM NV	486	55,764
Koninklijke KPN NV	9,216	28,332
Koninklijke Philips NV	2,599	111,462
Koninklijke Vopak NV	174	7,773
NN Group NV	940	41,017
OCI NV*	262	7,622
Randstad NV	310	17,747
Royal Dutch Shell PLC (Class A Stock)	12,469	398,602
Royal Dutch Shell PLC (Class B Stock)	10,495	337,710
Signify NV, 144A	320	9,612
Wolters Kluwer NV	776	54,225

		1,798,037

New Zealand 0.3%
a2 Milk Co. Ltd.*	2,003	22,487
Air New Zealand Ltd.	1,405	2,522
Auckland International Airport Ltd.	2,642	14,044
Contact Energy Ltd.	1,902	8,525
Fisher & Paykel Healthcare Corp. Ltd.	1,634	17,219
Fletcher Building Ltd.	2,568	8,846
Kiwi Property Group Ltd.	3,935	4,052
Mercury NZ Ltd.	1,871	4,622
Meridian Energy Ltd.	3,215	8,721
Ryman Healthcare Ltd.	1,069	8,697
SKYCITY Entertainment Group Ltd.	1,805	4,919
Spark New Zealand Ltd.	5,082	12,465
Xero Ltd.*	242	9,290

		126,409

Norway 0.6%
Aker ASA (Class A Stock)	56	3,847
Aker BP ASA	285	9,418
DNB ASA	2,951	56,888
Equinor ASA	2,738	61,037
Gjensidige Forsikring ASA	432	8,393
Leroy Seafood Group ASA	710	5,139

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Norway (cont’d.)
Mowi ASA	1,177	$25,552
Norsk Hydro ASA	3,630	15,641
Orkla ASA	2,159	16,955
Salmar ASA	143	6,512
Schibsted ASA (Class A Stock)	214	5,635
Schibsted ASA (Class B Stock)	268	6,419
Telenor ASA	1,895	38,083
Yara International ASA	513	23,265

		282,784

Poland 0.3%
Bank Polska Kasa Opieki SA	441	13,144
CD Projekt SA*	166	9,380
Cyfrowy Polsat SA*	718	4,993
Dino Polska SA, 144A*	131	4,359
Grupa Lotos SA	275	5,996
KGHM Polska Miedz SA*	360	9,719
LPP SA	2	4,485
mBank SA	35	4,066
PGE Polska Grupa Energetyczna SA*	1,951	4,876
Polski Koncern Naftowy ORLEN SA	859	22,082
Polskie Gornictwo Naftowe i Gazownictwo SA	4,575	6,956
Powszechna Kasa Oszczednosci Bank Polski SA	2,359	24,276
Powszechny Zaklad Ubezpieczen SA	1,648	18,142
Santander Bank Polska SA	83	8,629

		141,103

Portugal 0.1%
EDP - Energias de Portugal SA	6,603	25,054
Galp Energia SGPS SA	1,424	23,906
Jeronimo Martins SGPS SA	665	10,852

		59,812

Russia 0.1%
Evraz PLC	1,526	12,599
Polymetal International PLC	738	7,778
VEON Ltd.	1,828	4,421

		24,798

Singapore 1.2%
Ascendas Real Estate Investment Trust, REIT	7,000	15,441

See Notes to Financial Statements.

32

Description	Shares	Value
COMMON STOCKS (Continued)

Singapore (cont’d.)
BOC Aviation Ltd., 144A	500	$4,307
CapitaLand Commercial Trust, REIT	6,597	9,416
CapitaLand Ltd.	7,100	18,438
CapitaLand Mall Trust, REIT	7,300	12,989
City Developments Ltd.	1,400	9,200
ComfortDelGro Corp. Ltd.	5,500	10,896
DBS Group Holdings Ltd.	5,032	104,613
Frasers Property Ltd.	900	1,232
Genting Singapore Ltd.	16,600	12,041
Golden Agri-Resources Ltd.	17,800	3,794
Jardine Cycle & Carriage Ltd.	240	6,256
Keppel Corp. Ltd.	4,000	19,915
Keppel REIT	5,400	4,838
Mapletree Commercial Trust, REIT	5,300	7,520
Mapletree Industrial Trust, REIT	4,300	6,515
Mapletree Logistics Trust, REIT	6,700	7,291
Mapletree North Asia Commercial Trust, REIT	5,800	5,796
Olam International Ltd.	2,400	3,495
Oversea-Chinese Banking Corp. Ltd.	9,314	82,897
SATS Ltd.	1,600	6,156
Sembcorp Industries Ltd.	2,500	4,897
Sembcorp Marine Ltd.*	1,800	2,265
SIA Engineering Co. Ltd.	600	1,103
Singapore Airlines Ltd.	1,500	10,696
Singapore Exchange Ltd.	2,300	12,484
Singapore Post Ltd.	4,200	3,211
Singapore Press Holdings Ltd.	4,300	7,944
Singapore Technologies Engineering Ltd.	4,500	13,112
Singapore Telecommunications Ltd.	20,800	48,501
StarHub Ltd.	1,200	1,369
Suntec Real Estate Investment Trust, REIT	5,500	7,479
United Overseas Bank Ltd.	3,557	72,721
UOL Group Ltd.	1,300	7,257
Venture Corp. Ltd.	700	8,732
Wilmar International Ltd.	5,700	15,239
Wing Tai Holdings Ltd.	300	453

		570,509

South Africa 0.2%
Anglo American PLC	2,756	71,558
Investec PLC	1,927	12,223
Mediclinic International PLC	1,083	4,853

		88,634

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea 3.9%
Amorepacific Corp.	86	$15,329
AMOREPACIFIC Group	80	5,162
BGF Co. Ltd.	232	1,637
BGF retail Co. Ltd.	17	3,184
BNK Financial Group, Inc.	773	4,639
Celltrion Healthcare Co. Ltd.*	136	8,826
Celltrion, Inc.*	227	41,328
Cheil Worldwide, Inc.	191	4,164
CJ CheilJedang Corp.	21	5,667
CJ Corp.	34	3,478
CJ ENM Co. Ltd.	27	5,059
CJ Logistics Corp.*	20	2,701
Daelim Industrial Co. Ltd.	74	6,145
Daewoo Engineering & Construction Co. Ltd.*	483	2,089
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	130	3,237
DB Insurance Co. Ltd.	124	7,255
DGB Financial Group, Inc.	416	2,996
Dongsuh Cos., Inc.	96	1,607
Doosan Bobcat, Inc.	66	1,805
Doosan Corp.	20	1,756
Doosan Heavy Industries & Construction Co. Ltd.*	302	1,809
Doosan Infracore Co. Ltd.*	367	2,288
E-MART, Inc.	53	7,810
Fila Korea Ltd.	144	10,192
GS Engineering & Construction Corp.	152	5,296
GS Holdings Corp.	136	6,055
GS Retail Co. Ltd.	72	2,414
Hana Financial Group, Inc.	827	26,071
Hankook Tire Co. Ltd.	197	6,698
Hanmi Pharm Co. Ltd.	19	7,079
Hanmi Science Co. Ltd	36	2,317
Hanon Systems	554	5,958
Hanssem Co. Ltd.	27	2,383
Hanwha Aerospace Co. Ltd.*	98	2,596
Hanwha Chemical Corp.	219	3,870
Hanwha Corp.	134	3,396
Hanwha Life Insurance Co. Ltd.	647	2,210
HDC Holdings Co. Ltd.	102	1,504
HDC Hyundai Development Co-Engineering & Construction	83	3,318
Helixmith Co. Ltd.*	37	8,267
Hite Jinro Co. Ltd.	102	1,774
HLB, Inc.*	96	6,915
Hotel Shilla Co. Ltd.	82	8,109
Hyosung TNC Co. Ltd.	11	1,564

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
Hyundai Construction Equipment Co. Ltd.	40	$1,682
Hyundai Department Store Co. Ltd.	42	3,658
Hyundai Engineering & Construction Co. Ltd.	191	8,626
Hyundai Glovis Co. Ltd.	49	6,690
Hyundai Heavy Industries Co. Ltd.*	127	13,574
Hyundai Heavy Industries Holdings Co. Ltd.	33	9,660
Hyundai Marine & Fire Insurance Co. Ltd.	164	5,366
Hyundai Mipo Dockyard Co. Ltd.	55	2,652
Hyundai Mobis Co. Ltd.	188	37,404
Hyundai Motor Co.	392	46,605
Hyundai Steel Co.	197	7,816
Hyundai Wia Corp.	47	2,009
Industrial Bank of Korea	695	8,421
Kakao Corp.	143	14,719
Kangwon Land, Inc.	281	8,180
KB Financial Group, Inc.	1,119	44,164
KCC Corp.	15	4,557
KEPCO Plant Service & Engineering Co. Ltd.	58	1,820
Kia Motors Corp.	710	27,577
Korea Aerospace Industries Ltd.	209	6,274
Korea Electric Power Corp.*	732	17,733
Korea Gas Corp.	52	2,056
Korea Investment Holdings Co. Ltd.	101	5,919
Korea Zinc Co. Ltd.	30	11,620
Korean Air Lines Co. Ltd.	128	3,641
KT&G Corp.	309	26,961
Kumho Petrochemical Co. Ltd.	48	3,776
LG Chem Ltd.	131	40,592
LG Corp.	248	15,502
LG Display Co. Ltd.*	683	11,660
LG Electronics, Inc.	297	19,290
LG Household & Health Care Ltd.	24	29,251
LG Uplus Corp.	510	6,250
Lotte Chemical Corp.	39	8,980
Lotte Chilsung Beverage Co. Ltd.	1	1,479
Lotte Corp.	157	6,586
LOTTE Fine Chemical Co. Ltd.	48	1,980
Lotte Shopping Co. Ltd.	30	4,576
LS Corp.	37	1,570
Mando Corp.	90	2,576
Medy-Tox, Inc.	11	5,274
Mirae Asset Daewoo Co. Ltd.	1,010	6,753
NAVER Corp.	374	38,319
NCSoft Corp.	47	21,205

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
Netmarble Corp., 144A*	47	$5,136
NH Investment & Securities Co. Ltd.	343	4,041
NHN Corp.*	27	1,943
NongShim Co. Ltd.	9	2,161
OCI Co. Ltd.	48	3,833
Orion Corp.	58	4,816
Ottogi Corp.	4	2,486
Paradise Co. Ltd.	124	1,974
POSCO	195	42,638
POSCO Chemical Co. Ltd.	57	2,805
Posco International Corp.	122	1,914
S-1 Corp.	50	4,201
Samsung Biologics Co. Ltd., 144A*	36	10,498
Samsung C&T Corp.	230	20,176
Samsung Card Co. Ltd.	83	2,638
Samsung Electro-Mechanics Co. Ltd.	154	14,333
Samsung Electronics Co. Ltd.	13,159	516,748
Samsung Engineering Co. Ltd.*	419	6,129
Samsung Fire & Marine Insurance Co. Ltd.	91	23,676
Samsung Heavy Industries Co. Ltd.*	1,155	8,144
Samsung Life Insurance Co. Ltd.	171	12,419
Samsung SDI Co. Ltd.	145	29,392
Samsung SDS Co. Ltd.	92	17,100
Samsung Securities Co. Ltd.	167	5,101
Shinhan Financial Group Co. Ltd.	1,296	48,897
Shinsegae, Inc.	18	5,241
SillaJen, Inc.*	138	7,756
SK Holdings Co. Ltd.	90	19,766
SK Hynix, Inc.	1,441	97,417
SK Innovation Co. Ltd.	157	24,552
SK Networks Co. Ltd.	404	2,030
SK Telecom Co. Ltd.	68	14,429
SKC Co. Ltd.	52	1,591
S-Oil Corp.	108	8,522
Ssangyong Cement Industrial Co. Ltd.	296	1,465
Woongjin Coway Co. Ltd.	170	12,849
Woori Financial Group, Inc.	1,528	18,113
Yuhan Corp.	24	5,045

		1,824,935

Spain 2.6%
Acciona SA	54	6,268
Acerinox SA	484	5,047
ACS Actividades de Construccion y Servicios SA	688	31,676

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

Spain (cont’d.)
Aena SME SA, 144A	175	$32,550
Amadeus IT Group SA	1,157	92,220
Banco Bilbao Vizcaya Argentaria SA	18,638	113,771
Banco de Sabadell SA	15,414	17,972
Banco Santander SA	45,016	228,920
Bankia SA	3,609	10,028
Bankinter SA	1,967	15,754
CaixaBank SA	9,934	31,774
Cellnex Telecom SA, 144A*	572	17,642
Corp. Financiera Alba SA	52	2,676
EDP Renovaveis SA	352	3,486
Enagas SA	619	17,655
Endesa SA	927	23,106
Ferrovial SA	1,366	33,712
Fomento de Construcciones y Contratas SA*	171	2,093
Grifols SA	950	26,423
Iberdrola SA	17,155	156,130
Industria de Diseno Textil SA	2,978	90,313
Inmobiliaria Colonial Socimi SA, REIT	875	9,426
Mapfre SA	2,571	7,732
Merlin Properties Socimi SA, REIT	930	12,691
Naturgy Energy Group SA	863	24,555
Red Electrica Corp. SA	1,193	24,803
Repsol SA	3,786	64,359
Siemens Gamesa Renewable Energy SA	604	10,886
Telefonica SA	12,724	106,408
Zardoya Otis SA	409	3,309

		1,223,385

Sweden 2.3%
Alfa Laval AB	875	20,384
Assa Abloy AB (Class B Stock)	2,571	55,054
Atlas Copco AB (Class A Stock)	1,743	54,345
Atlas Copco AB (Class B Stock)	1,051	30,021
Axis Communications AB^	40	1,522
Boliden AB	778	23,243
Castellum AB	746	13,420
Electrolux AB (Class B Stock)	693	17,050
Elekta AB (Class B Stock)	1,045	12,404
Epiroc AB (Class A Stock)*	1,716	17,778
Epiroc AB (Class B Stock)*	982	9,737
Essity AB (Class B Stock)	1,683	50,049
Fastighets AB Balder (Class B Stock)*	279	8,836
Hennes & Mauritz AB (Class B Stock)	2,428	42,345

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden (cont’d.)
Hexagon AB (Class B Stock)	711	$38,910
Husqvarna AB (Class B Stock)	1,150	10,527
ICA Gruppen AB	235	8,499
Industrivarden AB (Class A Stock)	554	12,848
Industrivarden AB (Class C Stock)	441	9,939
Investment AB Latour (Class B Stock)	312	4,428
Investor AB (Class A Stock)	371	17,659
Investor AB (Class B Stock)	1,256	60,011
Kinnevik AB (Class B Stock)	662	19,315
L E Lundbergforetagen AB (Class B Stock)	192	6,579
Lundin Petroleum AB	495	16,216
Nibe Industrier AB (Class B Stock)	870	11,717
Saab AB (Class B Stock)	260	8,574
Sandvik AB	3,035	56,338
Securitas AB (Class B Stock)	895	15,665
Skandinaviska Enskilda Banken AB (Class A Stock)	4,026	38,509
Skanska AB (Class B Stock)	1,001	17,430
SKF AB (Class B Stock)	1,043	19,353
Svenska Cellulosa AB SCA (Class A Stock)	107	1,049
Svenska Cellulosa AB SCA (Class B Stock)	1,675	14,650
Svenska Handelsbanken AB (Class A Stock)	4,109	44,939
Svenska Handelsbanken AB (Class B Stock)	150	1,633
Swedbank AB (Class A Stock)	2,788	45,208
Swedish Match AB	471	22,986
Swedish Orphan Biovitrum AB*	487	8,887
Tele2 AB (Class B Stock)	1,464	19,582
Telefonaktiebolaget LM Ericsson (Class A Stock)	104	1,036
Telefonaktiebolaget LM Ericsson (Class B Stock)	8,261	81,859
Telia Co. AB	7,722	32,918
Trelleborg AB (Class B Stock)	684	11,334
Volvo AB (Class B Stock)	4,142	66,530

		1,081,316

Switzerland 7.8%
ABB Ltd.	4,990	103,416
Adecco Group AG	438	25,276
Alcon, Inc.*	1,213	69,855
Baloise Holding AG	133	22,848
Banque Cantonale Vaudoise	8	6,321
Barry Callebaut AG	6	11,017
Chocoladefabriken Lindt & Spruengli AG	3	19,942
Cie Financiere Richemont SA	1,427	104,503
Clariant AG*	589	12,106
Coca-Cola HBC AG*	551	19,714

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Credit Suisse Group AG*	7,122	$95,236
DKSH Holding AG	87	5,355
Dufry AG*	92	9,000
EMS-Chemie Holding AG	21	12,755
Flughafen Zurich AG	59	9,740
Geberit AG	101	42,489
Georg Fischer AG	12	11,725
Givaudan SA	26	67,479
Glencore PLC*	31,600	126,314
Helvetia Holding AG	19	12,094
Julius Baer Group Ltd.*	638	30,859
Kuehne + Nagel International AG	141	20,518
LafargeHolcim Ltd.*	1,343	69,280
Logitech International SA	427	16,654
Lonza Group AG*	211	65,599
Nestle SA	8,431	813,070
Novartis AG	6,094	499,004
OC Oerlikon Corp. AG	574	7,532
Pargesa Holding SA	104	8,198
Partners Group Holding AG	46	34,729
PSP Swiss Property AG	116	11,853
Roche Holding AG	1,945	514,098
Roche Holding AG (XBRN)	79	20,678
Schindler Holding AG	54	11,507
Schindler Holding AG, (Part. Cert.)	112	24,276
SGS SA	15	39,664
Sika AG	392	60,299
Sonova Holding AG	147	29,693
STMicroelectronics NV	1,771	32,627
Straumann Holding AG	30	24,329
Sulzer AG	31	3,280
Swatch Group AG (The)	85	26,053
Swatch Group AG (The)	135	7,959
Swiss Life Holding AG*	97	45,788
Swiss Prime Site AG*	214	17,208
Swiss Re AG	852	82,114
Swisscom AG	72	33,654
Temenos AG*	163	27,245
UBS Group AG*	9,874	132,900
Vifor Pharma AG	126	16,522
Zurich Insurance Group AG	421	134,522

		3,648,897

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Taiwan 0.0%
FIT Hon Teng Ltd., 144A	2,000	$1,042

United Arab Emirates 0.0%
NMC Health PLC	238	8,789

United Kingdom 12.7%
3i Group PLC	2,670	37,291
Admiral Group PLC	589	16,952
Ashmore Group PLC	999	5,992
Ashtead Group PLC	1,370	38,023
Associated British Foods PLC	957	31,995
AstraZeneca PLC	3,673	273,781
Auto Trader Group PLC, 144A	2,686	19,842
AVEVA Group PLC	170	7,421
Aviva PLC	10,940	61,337
B&M European Value Retail SA	2,246	11,577
Babcock International Group PLC	745	5,114
BAE Systems PLC	8,846	56,979
Barclays PLC	47,622	102,371
Barratt Developments PLC	2,740	21,570
Bellway PLC	361	14,679
Berkeley Group Holdings PLC	340	16,689
BP PLC	55,444	404,612
British American Tobacco PLC	6,375	249,309
British Land Co. PLC (The), REIT	2,706	20,992
BT Group PLC	23,214	69,478
Bunzl PLC	925	27,912
Burberry Group PLC	1,148	30,225
Capital & Counties Properties PLC	1,926	6,094
Centrica PLC	15,771	21,943
Cineworld Group PLC	2,674	11,124
CNH Industrial NV	2,797	30,519
Cobham PLC*	6,222	9,346
Compass Group PLC	4,418	100,407
ConvaTec Group PLC, 144A	3,762	6,812
Croda International PLC	347	23,304
CYBG PLC	3,261	8,675
DCC PLC	273	24,430
Derwent London PLC, REIT	294	12,171
Diageo PLC	6,627	279,649
Direct Line Insurance Group PLC	3,801	16,355
DS Smith PLC	3,591	16,772
easyJet PLC	569	8,639
Experian PLC	2,556	74,325

See Notes to Financial Statements.

40

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Fiat Chrysler Automobiles NV	3,112	$48,278
G4S PLC	4,334	12,241
GlaxoSmithKline PLC	13,645	280,444
GVC Holdings PLC	1,526	13,017
Halma PLC	1,047	24,612
Hammerson PLC, REIT	2,338	9,831
Hargreaves Lansdown PLC	732	21,569
Hiscox Ltd.	763	16,681
Howden Joinery Group PLC	1,779	11,809
HSBC Holdings PLC	56,271	490,729
IMI PLC	692	9,497
Imperial Brands PLC	2,642	84,098
Inchcape PLC	1,239	9,959
Informa PLC	3,588	36,476
InterContinental Hotels Group PLC	498	32,356
International Consolidated Airlines Group SA	2,812	19,881
Intertek Group PLC	446	31,206
ITV PLC	10,487	18,705
J Sainsbury PLC	4,407	12,801
JD Sports Fashion PLC	976	8,038
John Wood Group PLC	1,881	11,539
Johnson Matthey PLC	534	23,326
Just Eat PLC*	1,662	15,193
Kingfisher PLC	5,849	20,131
Land Securities Group PLC, REIT	1,992	23,996
Legal & General Group PLC	16,402	59,667
Lloyds Banking Group PLC	198,382	162,494
London Stock Exchange Group PLC	874	57,239
Marks & Spencer Group PLC	4,628	17,261
Meggitt PLC	2,249	16,086
Melrose Industries PLC	13,471	35,659
Merlin Entertainments PLC, 144A	2,114	10,106
Micro Focus International PLC	968	24,460
Mondi PLC	1,019	22,408
National Grid PLC	9,510	103,851
Next PLC	382	28,736
Ocado Group PLC*	1,302	23,153
Pearson PLC	2,132	23,093
Pennon Group PLC	1,268	12,381
Persimmon PLC	887	25,956
Phoenix Group Holdings PLC	1,818	17,197
Prudential PLC	7,237	164,203
Quilter PLC, 144A	5,008	9,655
Reckitt Benckiser Group PLC	1,753	141,942

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
RELX PLC	5,294	$121,565
Renishaw PLC	91	5,364
Rentokil Initial PLC	5,192	26,453
Rightmove PLC	2,596	18,350
Rolls-Royce Holdings PLC*	4,699	56,221
Rolls-Royce Redemable ’C’ Shares	333,629	435
Royal Bank of Scotland Group PLC	12,890	40,440
Royal Mail PLC	2,572	8,503
RPC Group PLC	1,131	11,666
RSA Insurance Group PLC	2,877	20,361
Sage Group PLC (The)	3,036	28,777
Schroders PLC	312	12,919
Segro PLC, REIT	2,987	26,441
Severn Trent PLC	668	17,780
Smith & Nephew PLC	2,425	46,863
Smiths Group PLC	1,105	21,989
Spirax-Sarco Engineering PLC	209	22,529
SSE PLC	2,847	42,517
St. James’s Place PLC	1,419	20,813
Standard Chartered PLC	7,495	68,554
Standard Life Aberdeen PLC	7,122	25,940
Subsea 7 SA	749	9,550
Tate & Lyle PLC	1,380	13,844
Taylor Wimpey PLC	8,848	20,979
TechnipFMC PLC	1,285	31,757
Tesco PLC	27,132	88,552
Travis Perkins PLC	707	12,881
Unilever NV, CVA	4,226	256,020
Unilever PLC	3,052	185,420
United Utilities Group PLC	1,939	21,024
Vodafone Group PLC	74,558	138,538
Weir Group PLC (The)	731	15,863
Whitbread PLC	529	30,789
WM Morrison Supermarkets PLC	5,927	16,718
WPP PLC	3,473	43,521

		5,946,602

United States 0.2%
Carnival PLC	472	24,889
Ferguson PLC	650	46,212
QIAGEN NV*	607	23,514

See Notes to Financial Statements.

42

Description	Shares	Value
COMMON STOCKS (Continued)

United States (cont’d.)
Samsonite International SA, 144A*	3,900	$11,243
Sims Metal Management Ltd.	452	3,288

		109,146

TOTAL COMMON STOCKS (cost $40,429,179)		43,004,491

EXCHANGE-TRADED FUND 3.1%

United States
iShares MSCI EAFE ETF(a) (cost $1,339,395)	21,600	1,442,016

PREFERRED STOCKS 0.7%

Germany 0.5%
Bayerische Motoren Werke AG (PRFC)	155	11,479
FUCHS PETROLUB SE (PRFC)	200	8,718
Henkel AG & Co. KGaA (PRFC)	486	49,247
Porsche Automobil Holding SE (PRFC)	423	29,453
RWE AG (PRFC)	103	2,631
Sartorius AG (PRFC)	99	18,181
Volkswagen AG (PRFC)	514	89,579

		209,288

South Korea 0.2%
Amorepacific Corp. (PRFC)	29	2,905
CJ CheilJedang Corp. (PRFC)	14	1,657
Hanwha Corp. (PRFC)	128	1,616
Hyundai Motor Co. (2nd PRFC)	96	7,197
Hyundai Motor Co. (PRFC)	62	4,311
LG Chem Ltd. (PRFC)	21	3,608
LG Electronics, Inc. (PRFC)	64	1,664
LG Household & Health Care Ltd. (PRFC)	6	4,161
Mirae Asset Daewoo Co. Ltd. (PRFC)	512	1,740
Samsung Electronics Co. Ltd. (PRFC)	2,227	70,787
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	9	1,521

		101,167

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description			Shares	Value
PREFERRED STOCKS (Continued)

Spain 0.0%
Grifols SA (Class B Stock) (PRFC)			755	$14,549

TOTAL PREFERRED STOCKS (cost $308,941)				325,004

TOTAL LONG-TERM INVESTMENTS (cost $42,077,515)				44,771,511

SHORT-TERM INVESTMENTS 4.7%

AFFILIATED MUTUAL FUNDS 4.3%
PGIM Core Ultra Short Bond Fund(w)			615,698	615,698
PGIM Institutional Money Market Fund (cost $1,430,615; includes $1,430,108 of cash collateral for securities on loan)(b)(w)			1,430,328	1,430,757

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,046,313)				2,046,455

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.4%
U.S. Treasury Bills (cost $179,396)	2.430%	06/20/19	180	179,405

TOTAL SHORT-TERM INVESTMENTS (cost $2,225,709)				2,225,860

TOTAL INVESTMENTS 100.0% (cost $44,303,224)				46,997,371
Liabilities in excess of other assets(z) (0.0)%				(4,025)

NET ASSETS 100.0%				$46,993,346

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PRFC—Preference Shares

REIT(s)—Real Estate Investment Trust(s)

RSP—Savings Shares

See Notes to Financial Statements.

44

UTS—Unit Trust Security

XBRN—Berne Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,589 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,401,960; cash collateral of $1,430,108 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
1	ASX SPI 200 Index	Jun. 2019	$111,100	$1,956
2	CAC40 10 Euro Index	Jun. 2019	124,419	2,367
15	Euro STOXX 50 Index	Jun. 2019	580,767	39,032
4	FTSE 100 Index	Jun. 2019	384,498	17,317
6	Mini MSCI EAFE Index	Jun. 2019	575,100	16,660
1	Nikkei 225 Index	Jun. 2019	111,875	4,200
3	TOPIX Index	Jun. 2019	434,939	2,962

				$84,494

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$179,405

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$3,163,599	$—
Austria	—	98,251	—
Belgium	—	432,787	—
Cambodia	—	5,135	—
Chile	—	12,539	—
China	—	167,090	—
Denmark	—	699,321	—
Finland	—	494,373	—
France	—	4,318,610	—
Germany	—	3,382,748	—
Hong Kong	—	1,446,022	67
Ireland	—	236,688	—
Israel	—	207,250	—
Italy	—	916,140	—
Japan	—	10,271,051	—
Jordan	—	8,573	—
Kazakhstan	—	5,188	—
Luxembourg	—	95,427	—
Macau	—	102,615	—
Mexico	—	4,819	—
Netherlands	—	1,798,037	—
New Zealand	—	126,409	—
Norway	—	282,784	—
Poland	—	141,103	—
Portugal	—	59,812	—
Russia	—	24,798	—
Singapore	—	570,509	—
South Africa	—	88,634	—
South Korea	—	1,824,935	—
Spain	—	1,223,385	—
Sweden	—	1,079,794	1,522
Switzerland	—	3,648,897	—
Taiwan	—	1,042	—
United Arab Emirates	—	8,789	—
United Kingdom	24,460	5,922,142	—
United States	3,288	105,858	—
Exchange-Traded Fund
United States	1,442,016	—	—
Preferred Stocks
Germany	—	209,288	—
South Korea	3,356	97,811	—
Spain	—	14,549	—
Affiliated Mutual Funds	2,046,455	—	—
U.S. Treasury Obligation	—	179,405	—

See Notes to Financial Statements.

46

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$84,494	$—	$—

Total	$3,604,069	$43,476,207	$1,589

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Banks	9.6%
Pharmaceuticals	6.6
Insurance	5.1
Oil, Gas & Consumable Fuels	5.0
Affiliated Mutual Funds (3.0% represents investments purchased with collateral from securities on loan)	4.3
Food Products	3.3
Chemicals	3.2
Automobiles	3.2
Exchange-Traded Fund	3.1
Metals & Mining	3.0
Machinery	2.4
Capital Markets	2.2
Personal Products	2.1
Textiles, Apparel & Luxury Goods	2.0
Beverages	2.0
Electric Utilities	2.0
Technology Hardware, Storage & Peripherals	1.9
Diversified Telecommunication Services	1.8
Real Estate Management & Development	1.7
Industrial Conglomerates	1.7
Electronic Equipment, Instruments & Components	1.6
Health Care Equipment & Supplies	1.6
Wireless Telecommunication Services	1.6
Semiconductors & Semiconductor Equipment	1.4
Software	1.4
Aerospace & Defense	1.3
Road & Rail	1.3
Trading Companies & Distributors	1.3
Electrical Equipment	1.2
Food & Staples Retailing	1.2
Professional Services	1.2
Hotels, Restaurants & Leisure	1.1

Equity Real Estate Investment Trusts (REITs)	1.1%
Auto Components	1.1
Household Durables	1.1
Tobacco	1.1
Construction & Engineering	1.0
Multi-Utilities	1.0
IT Services	0.9
Building Products	0.8
Biotechnology	0.7
Household Products	0.7
Entertainment	0.7
Specialty Retail	0.6
Transportation Infrastructure	0.6
Media	0.5
Commercial Services & Supplies	0.5
Construction Materials	0.5
Gas Utilities	0.5
Diversified Financial Services	0.4
Multiline Retail	0.4
U.S. Treasury Obligation	0.4
Communications Equipment	0.4
Air Freight & Logistics	0.4
Health Care Providers & Services	0.3
Interactive Media & Services	0.3
Paper & Forest Products	0.3
Internet & Direct Marketing Retail	0.3
Leisure Products	0.3
Containers & Packaging	0.2
Energy Equipment & Services	0.2
Life Sciences Tools & Services	0.1
Marine	0.1
Health Care Technology	0.1
Airlines	0.0	*
Water Utilities	0.0	*

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Industry Classification (continued):

Independent Power & Renewable Electricity Producers	0.0	*%
Consumer Finance	0.0	*
Distributors	0.0	*
Diversified Consumer Services	0.0	*

	100.0
Liabilities in excess of other assets	0.0	*

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$84,494	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$(4,202)	$(20,924)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

48

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$63	$175,338

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$2,105,222

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$1,401,960	$(1,401,960)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	49

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $1,401,960:
Unaffiliated investments (cost $42,256,911)	$44,950,916
Affiliated investments (cost $2,046,313)	2,046,455
Foreign currency, at value (cost $1,469,234)	1,473,826
Dividends and interest receivable	189,407
Receivable for Fund shares sold	129,380
Tax reclaim receivable	71,461
Due from Manager	18,649
Receivable for investments sold	1,079
Due from broker—variation margin futures	714
Prepaid expenses	285

Total Assets	48,882,172

Liabilities
Payable to broker for collateral for securities on loan	1,430,108
Payable for Fund shares reacquired	193,468
Custodian and accounting fees payable	116,958
Payable for investments purchased	106,212
Accrued expenses and other liabilities	41,687
Deposit due to broker for centrally cleared/exchange-traded derivatives	308
Affiliated transfer agent fee payable	85

Total Liabilities	1,888,826

Net Assets	$46,993,346

Net assets were comprised of:
Shares of beneficial interest, at par	$3,962
Paid-in capital in excess of par	44,318,743
Total distributable earnings (loss)	2,670,641

Net assets, April 30, 2019	$46,993,346

Class R6
Net asset value, offering price and redemption price per share, ($46,993,346 ÷ 3,962,466 shares of beneficial interest issued and outstanding)	$11.86

See Notes to Financial Statements.

50

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $68,370 foreign withholding tax)	$647,943
Affiliated dividend income	8,445
Income from securities lending, net (including affiliated income of $54)	426

Total income	656,814

Expenses
Management fee	52,841
Custodian and accounting fees	128,303
Audit fee	16,187
Shareholders’ reports	12,476
Legal fees and expenses	8,047
Trustees’ fees	5,992
Transfer agent’s fees and expenses (including affiliated expense of $242)	242
Registration fees	31
Miscellaneous	27,083

Total expenses	251,202
Less: Fee waiver and/or expense reimbursement	(187,793)

Net expenses	63,409

Net investment income (loss)	593,405

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $8)	(449,533)
Futures transactions	(20,924)
Foreign currency transactions	(6,819)

(477,276)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $142)	2,749,315
Futures	175,338
Foreign currencies	3,866

2,928,519

Net gain (loss) on investment and foreign currency transactions	2,451,243

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,044,648

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	51

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$593,405	$932,556
Net realized gain (loss) on investment and foreign currency transactions	(477,276)	62,110
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,928,519	(4,139,387)

Net increase (decrease) in net assets resulting from operations	3,044,648	(3,144,721)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,020,616)	(776,665)

Fund share transactions
Net proceeds from shares sold	6,247,443	18,825,405
Net asset value of shares issued in reinvestment of dividends and distributions	1,020,616	776,665
Cost of shares reacquired	(3,727,366)	(4,572,348)

Net increase (decrease) in net assets from Fund share transactions	3,540,693	15,029,722

Total increase (decrease)	5,564,725	11,108,336

Net Assets:
Beginning of period	41,428,621	30,320,285

End of period	$46,993,346	$41,428,621

See Notes to Financial Statements.

52

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA International Developed Markets Index Fund (the “Fund”).

The investment objective of the Fund is to provide investment results that approximate the performance of the FTSE Developed Markets Ex-North America Net Index.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

PGIM QMA International Developed Markets Index Fund	53

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party

54

vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as

PGIM QMA International Developed Markets Index Fund	55

Notes to Financial Statements (unaudited) (continued)

commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or

56

is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund holds warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the

PGIM QMA International Developed Markets Index Fund	57

Notes to Financial Statements (unaudited) (continued)

securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss)

58

are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with QMA LLC (“QMA”) (formerly known as Quantitative Management Associates, LLC). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.25% of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.30% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM QMA International Developed Markets Index Fund	59

Notes to Financial Statements (unaudited) (continued)

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $7,257,476 and $3,805,943, respectively.

60

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,006,402	$4,606,152	$4,996,856	$—	$—	$615,698	615,698	$8,445
PGIM Institutional Money Market Fund*
731	3,707,543	2,277,667	142	8	1,430,757	1,430,328	54	**

$1,007,133	$8,313,695	$7,274,523	$142	$8	$2,046,455		$8,499

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$44,496,321

Gross Unrealized Appreciation	5,083,074
Gross Unrealized Depreciation	(2,497,530)

Net Unrealized Appreciation	$2,585,544

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized the Fund to issue an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

PGIM QMA International Developed Markets Index Fund	61

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 3,962,466 Class R6 shares of the Fund. At reporting period end, seven shareholders of record, each holding greater than 5% of the Fund, held 89% of the Fund’s outstanding shares, of which all were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	556,421	$6,247,443
Shares issued in reinvestment of dividends and distributions	96,741	1,020,616
Shares reacquired	(336,361)	(3,727,366)

Net increase (decrease) in shares outstanding	316,801	$3,540,693

Year ended October 31, 2018:
Shares sold	1,534,018	$18,825,405
Shares issued in reinvestment of dividends and distributions	63,092	776,665
Shares reacquired	(366,560)	(4,572,348)

Net increase (decrease) in shares outstanding	1,230,550	$15,029,722

7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

62

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

PGIM QMA International Developed Markets Index Fund	63

Notes to Financial Statements (unaudited) (continued)

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

64

Financial Highlights (unaudited)

	Six Months Ended April 30, 2019		Year Ended October 31, 2018	November 17, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.36		$12.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.32	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.62		(1.20)	2.30
Total from investment operations	0.78		(0.88)	2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.23)	(0.01)
Distributions fron net realized gains	(0.01)		(0.08)	-
Total dividends and distributions	(0.28)		(0.31)	(0.01)
Net asset value, end of period	$11.86		$11.36	$12.55
Total Return(c):	7.17%		(7.22)%	25.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,993		$41,429	$30,320
Average net assets (000)	$42,623		$36,379	$20,731
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.30%	(e)	0.30%	0.33%	(e)
Expenses before waivers and/or expense reimbursement	1.19%	(e)	1.49%	2.61%	(e)
Net investment income (loss)	2.81%	(e)	2.56%	2.39%	(e)
Portfolio turnover rate(f)	9%		9%	7%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	65

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

NASDAQ	PQDMX
CUSIP	74440E607

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2019